UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Core Bond Trust
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 93.2%

Asset-Backed Securities — 1.6%
1,326	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	1,328
	AmeriCredit Automobile Receivables Trust,
5,615	Series 2006-BG, Class A3, 5.21%, 10/06/11	5,624
5,065	Series 2006-BG, Class A4, 5.21%, 09/06/13	5,095
1,458	Bear Stearns Asset Backed Securities Trust, Inc.,
	Series 2006-SD1, Class A, FRN, 5.16%, 04/25/36	1,332
3,255	Capital One Auto Finance Trust,
	Series 2007-B, Class A3A, 5.03%, 04/15/12	3,272
1,360	Capital One Prime Auto Receivables Trust,
	Series 2007-2, Class A2, 5.05%, 03/15/10	1,362
	Citibank Credit Card Issuance Trust,
3,290	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,398
1,841	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,831
800	Series 2007-A3, Class A3, 6.15%, 06/15/39	834
472	CNH Equipment Trust,
	Series 2003-B, Class A4B, 3.38%, 02/15/11	472
	Countrywide Asset-Backed Certificates,
1,150	Series 2004-6, Class M1, FRN, 5.39%, 10/25/34	1,060
1,854	Series 2004-AB2, Class A2, FRN, 5.06%, 05/25/36	1,854
	Ford Credit Auto Owner Trust,
2,500	Series 2006-B, Class A4, 5.25%, 09/15/11	2,525
1,400	Series 2007-B, Class A3A, 5.15%, 11/15/11	1,412
699	GE Capital Mortgage Services, Inc.,
	Series 1999-HE, Class M, VAR, 6.71%, 04/25/29	617
1,149	Household Automotive Trust,
	Series 2005-1, Class A4, 4.35%, 06/18/12	1,142
6,440	Household Credit Card Master Note Trust I,
	Series 2006-1, Class A, 5.10%, 06/15/12	6,532
	MBNA Credit Card Master Note Trust,
2,074	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,132
866	Series 2003-C1, Class C1, FRN, 6.35%, 06/15/12	868
1,507	MBNA Master Credit Card Trust,
	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,576
1,170	Wachovia Auto Owner Trust,
	Series 2006-A, Class A3, 5.35%, 02/22/11	1,174
1,500	WFS Financial Owner Trust,
	Series 2005-1, Class A4, 3.87%, 08/17/12	1,488
	Total Asset Backed Securities
	(Cost $47,258)	46,928

Collateralized Mortgage Obligations — 46.9%

Agency CMO — 32.7%
3,297	Federal Home Loan Bank System,
	Series 2000, Class Y, 5.27%, 12/28/12	3,322

	Federal Home Loan Mortgage Corp. REMICS,
104	Series 11, Class D, 9.50%, 07/15/19	110
31	Series 22, Class C, 9.50%, 04/15/20	33
47	Series 23, Class F, 9.60%, 04/15/20	50
6	Series 47, Class F, 10.00%, 06/15/20	6
19	Series 99, Class Z, 9.50%, 01/15/21	20
9	Series 134, Class B, IO, 9.00%, 04/01/22	2
-(h)	Series 204, Class E, HB, IF, 957.60%, 05/15/23	-(h)
1	Series 411, Class I, HB, 84.00%, 05/15/20	1
-(h)	Series 1045, Class G, HB, 1065.60%, 02/15/21	-(h)
19	Series 1065, Class J, 9.00%, 04/15/21	20
6	Series 1079, Class S, IF, 18.06%, 05/15/21	9
29	Series 1084, Class F, FRN, 5.64%, 05/15/21	29
20	Series 1084, Class S, HB, IF, 24.13%, 05/15/21	20
35	Series 1116, Class I, 5.50%, 08/15/21	35
30	Series 1144, Class KB, 8.50%, 09/15/21	30
-(h)	Series 1172, Class L, HB, 1180.80%, 11/15/21	-(h)
1	Series 1196, Class B, HB, IF, 619.20%, 01/15/22	19
282	Series 1212, Class IZ, 8.00%, 02/15/22	282
56	Series 1250, Class J, 7.00%, 05/15/22	55
69	Series 1343, Class LA, 8.00%, 08/15/22	75
87	Series 1343, Class LB, 7.50%, 08/15/22	87
160	Series 1370, Class JA, FRN, 5.84%, 09/15/22	160
153	Series 1455, Class WB, IF, 2.33%, 12/15/22	146
1	Series 1465, Class SA, IF, IO, 4.31%, 02/15/08	-(h)
713	Series 1466, Class PZ, 7.50%, 02/15/23	720
13	Series 1470, Class F, FRN, 5.38%, 02/15/23	13
876	Series 1498, Class I, FRN, 5.84%, 04/15/23	882
1,095	Series 1502, Class PX, 7.00%, 04/15/23	1,130
144	Series 1505, Class Q, 7.00%, 05/15/23	149
2	Series 1506, Class F, FRN, 6.03%, 05/15/08	2
-(h)	Series 1506, Class S, IF, 9.71%, 05/15/08	-(h)
7	Series 1506, Class SD, IF, IO, 3.81%, 05/15/08	-(h)
175	Series 1512, Class J, 6.50%, 05/15/08	175
33	Series 1513, Class N, 6.50%, 05/15/08	33
350	Series 1518, Class G, IF, 5.26%, 05/15/23	352
123	Series 1541, Class M, IF, 10.27%, 07/15/23	134
335	Series 1541, Class O, FRN, 3.69%, 07/15/23	329
16	Series 1544, Class J, IF, 8.50%, 07/15/08	16
313	Series 1558, Class D, 6.50%, 07/15/23	318
16	Series 1561, Class TA, PO, 08/15/08	16
31	Series 1570, Class F, FRN, 5.88%, 08/15/23	31
1,184	Series 1573, Class PZ, 7.00%, 09/15/23	1,221
13	Series 1575, Class FB, FRN, 6.19%, 08/15/08	13
5	Series 1575, Class SB, IF, 5.44%, 08/15/08	5
721	Series 1591, Class PV, 6.25%, 10/15/23	740
88	Series 1595, Class D, 7.00%, 10/15/13	90
274	Series 1596, Class D, 6.50%, 10/15/13	279
27	Series 1602, Class SA, IF, 7.52%, 10/15/23	29
34	Series 1604, Class SA, IF, 6.64%, 11/15/08	34

58	Series 1606, Class SC, IF, 9.22%, 11/15/08	58
48	Series 1607, Class SA, IF, 9.20%, 10/15/13	51
2,826	Series 1608, Class L, 6.50%, 09/15/23	2,942
1,121	Series 1609, Class LG, IF, 7.18%, 11/15/23	1,181
308	Series 1611, Class JA, IF, 5.87%, 08/15/23	309
293	Series 1611, Class JB, IF, 5.43%, 08/15/23	295
66	Series 1612, Class SD, IF, 6.78%, 11/15/08	66
69	Series 1625, Class SD, IF, 8.51%, 12/15/08	69
856	Series 1638, Class H, 6.50%, 12/15/23	898
1,370	Series 1642, Class PJ, 6.00%, 11/15/23	1,397
19	Series 1659, Class SB, IF, 8.50%, 01/15/09	19
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	16
86	Series 1685, Class Z, 6.00%, 11/15/23	87
18	Series 1686, Class SH, IF, SUB, 8.69%, 02/15/24	20
26	Series 1689, Class SD, IF, 9.31%, 10/15/23	26
377	Series 1695, Class EB, 7.00%, 03/15/24	394
134	Series 1698, Class SC, IF, 10.13%, 03/15/09	137
90	Series 1699, Class FC, FRN, 5.29%, 03/15/24	91
406	Series 1700, Class GA, PO, 02/15/24	379
943	Series 1706, Class K, 7.00%, 03/15/24	991
42	Series 1709, Class FA, FRN, 3.72%, 03/15/24	41
102	Series 1745, Class D, 7.50%, 08/15/24	102
2,235	Series 1760, Class ZD, FRN, 4.07%, 02/15/24	2,167
1,100	Series 1798, Class F, 5.00%, 05/15/23	1,082
50	Series 1807, Class A, 6.00%, 11/15/08	50
16	Series 1807, Class G, 9.00%, 10/15/20	17
318	Series 1829, Class ZB, 6.50%, 03/15/26	330
50	Series 1844, Class E, 6.50%, 10/15/13	50
326	Series 1863, Class Z, 6.50%, 07/15/26	335
39	Series 1865, Class D, PO, 02/15/24	35
192	Series 1890, Class H, 7.50%, 09/15/26	200
532	Series 1899, Class ZE, 8.00%, 09/15/26	541
35	Series 1900, Class TA, PO, 08/15/08	35
30	Series 1935, Class FL, FRN, 5.39%, 02/15/27	31
435	Series 1963, Class Z, 7.50%, 01/15/27	447
69	Series 1967, Class PC, PO, 10/15/08	69
65	Series 1970, Class PG, 7.25%, 07/15/27	65
653	Series 1981, Class Z, 6.00%, 05/15/27	661
280	Series 1987, Class PE, 7.50%, 09/15/27	285
5,486	Series 2006-59, Class QO, PO, 01/25/33	4,453
15	Series 2017, Class SE, IF, 8.03%, 12/15/08	15
632	Series 2019, Class Z, 6.50%, 12/15/27	658
398	Series 2025, Class PE, 6.30%, 01/15/13	404
229	Series 2033, Class SN, IF, IO, 11.75%, 03/15/24	67
626	Series 2038, Class PN, IO, 7.00%, 03/15/28	126
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,065
254	Series 2043, Class CJ, 6.50%, 04/15/28	263
843	Series 2054, Class PV, 7.50%, 05/15/28	886
555	Series 2055, Class OE, 6.50%, 05/15/13	570
2,031	Series 2075, Class PH, 6.50%, 08/15/28	2,106

1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,844
1,128	Series 2086, Class GB, 6.00%, 09/15/28	1,148
751	Series 2089, Class PJ, IO, 7.00%, 10/15/28	134
3,531	Series 2095, Class PE, 6.00%, 11/15/28	3,611
324	Series 2097, Class PV, 6.00%, 09/15/09	325
1,344	Series 2102, Class TC, 6.00%, 12/15/13	1,378
876	Series 2102, Class TU, 6.00%, 12/15/13	899
3,400	Series 2115, Class PE, 6.00%, 01/15/14	3,486
1,165	Series 2125, Class JZ, 6.00%, 02/15/29	1,188
212	Series 2132, Class SB, IF, 10.11%, 03/15/29	239
165	Series 2134, Class PI, IO, 6.50%, 03/15/19	25
94	Series 2135, Class UK, IO, 6.50%, 03/15/14	11
105	Series 2141, Class IO, IO, 7.00%, 04/15/29	19
89	Series 2143, Class CD, 6.00%, 02/15/28	89
216	Series 2163, Class PC, IO, 7.50%, 06/15/29	38
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,598
942	Series 2172, Class QC, 7.00%, 07/15/29	989
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,224
203	Series 2189, Class SA, IF, 8.34%, 02/15/28	210
637	Series 2201, Class C, 8.00%, 11/15/29	669
486	Series 2209, Class TC, 8.00%, 01/15/30	516
718	Series 2210, Class Z, 8.00%, 01/15/30	753
207	Series 2224, Class CB, 8.00%, 03/15/30	214
582	Series 2230, Class Z, 8.00%, 04/15/30	581
458	Series 2234, Class PZ, 7.50%, 05/15/30	470
361	Series 2247, Class Z, 7.50%, 08/15/30	383
501	Series 2256, Class MC, 7.25%, 09/15/30	505
1,089	Series 2259, Class ZM, 7.00%, 10/15/30	1,119
47	Series 2261, Class ZY, 7.50%, 10/15/30	48
135	Series 2262, Class Z, 7.50%, 10/15/30	139
1,042	Series 2271, Class PC, 7.25%, 12/15/30	1,061
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,642
702	Series 2296, Class PD, 7.00%, 03/15/31	725
201	Series 2306, Class K, PO, 05/15/24	172
474	Series 2306, Class SE, IF, IO, 6.03%, 05/15/24	50
719	Series 2313, Class LA, 6.50%, 05/15/31	749
391	Series 2323, Class VO, 6.00%, 10/15/22	394
1,389	Series 2325, Class PM, 7.00%, 06/15/31	1,478
3,736	Series 2344, Class QG, 6.00%, 08/15/16	3,847
8,092	Series 2344, Class ZD, 6.50%, 08/15/31	8,321
694	Series 2344, Class ZJ, 6.50%, 08/15/31	722
786	Series 2345, Class NE, 6.50%, 08/15/31	814
984	Series 2345, Class PQ, 6.50%, 08/15/16	1,021
794	Series 2351, Class PZ, 6.50%, 08/15/31	821
7,232	Series 2353, Class AZ, 6.00%, 09/15/31	7,413
1,359	Series 2353, Class TD, 6.00%, 09/15/16	1,405
1,110	Series 2355, Class BP, 6.00%, 09/15/16	1,142
632	Series 2359, Class PM, 6.00%, 09/15/16	649
1,330	Series 2359, Class ZB, 8.50%, 06/15/31	1,529
2,112	Series 2360, Class PG, 6.00%, 09/15/16	2,166

736	Series 2362, Class PD, 6.50%, 06/15/20	740
11	Series 2362, Class PJ, 6.50%, 10/15/28	11
524	Series 2363, Class PF, 6.00%, 09/15/16	538
919	Series 2366, Class MD, 6.00%, 10/15/16	924
1,300	Series 2367, Class ME, 6.50%, 10/15/31	1,349
199	Series 2371, Class VB, 6.00%, 08/15/15	199
3,586	Series 2391, Class QR, 5.50%, 12/15/16	3,639
714	Series 2391, Class VQ, 6.00%, 10/15/12	728
1,241	Series 2392, Class PV, 6.00%, 12/15/20	1,251
1,263	Series 2394, Class MC, 6.00%, 12/15/16	1,300
1,724	Series 2399, Class OH, 6.50%, 01/15/32	1,793
2,656	Series 2399, Class TH, 6.50%, 01/15/32	2,762
2,459	Series 2410, Class NG, 6.50%, 02/15/32	2,578
703	Series 2410, Class OE, 6.38%, 02/15/32	728
1,888	Series 2410, Class QS, IF, 7.41%, 02/15/32	2,008
621	Series 2410, Class QX, IF, IO, 4.00%, 02/15/32	68
291	Series 2412, Class SE, IF, 6.49%, 02/15/09	296
1,366	Series 2412, Class SP, IF, 6.80%, 02/15/32	1,455
3,454	Series 2420, Class XK, 6.50%, 02/15/32	3,593
1,358	Series 2423, Class MC, 7.00%, 03/15/32	1,424
1,423	Series 2423, Class MT, 7.00%, 03/15/32	1,492
1,121	Series 2425, Class OB, 6.00%, 03/15/17	1,157
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,362
2,049	Series 2434, Class TC, 7.00%, 04/15/32	2,157
565	Series 2435, Class CJ, 6.50%, 04/15/32	593
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,924
1,802	Series 2436, Class MC, 7.00%, 04/15/32	1,898
1,222	Series 2444, Class ES, IF, IO, 3.30%, 03/15/32	112
763	Series 2450, Class GZ, 7.00%, 05/15/32	795
977	Series 2450, Class SW, IF, IO, 3.35%, 03/15/32	85
432	Series 2454, Class BG, 6.50%, 08/15/31	436
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,950
917	Series 2458, Class QE, 5.50%, 06/15/17	931
2,605	Series 2460, Class VZ, 6.00%, 11/15/29	2,653
1,983	Series 2462, Class JG, 6.50%, 06/15/32	2,077
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,993
942	Series 2466, Class PH, 6.50%, 06/15/32	987
1,884	Series 2474, Class NR, 6.50%, 07/15/32	1,966
534	Series 2480, Class PV, 6.00%, 07/15/11	543
1,916	Series 2484, Class LZ, 6.50%, 07/15/32	2,018
926	Series 2498, Class UD, 5.50%, 06/15/16	930
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,292
333	Series 2500, Class TD, 5.50%, 02/15/16	333
418	Series 2503, Class BH, 5.50%, 09/15/17	424
2,000	Series 2508, Class AQ, 5.50%, 10/15/17	2,031
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,148
1,008	Series 2513, Class TG, 6.00%, 02/15/32	1,025
1,803	Series 2513, Class YO, PO, 02/15/32	1,665
3,767	Series 2515, Class DE, 4.00%, 03/15/32	3,593
1,370	Series 2518, Class PX, 5.50%, 09/15/13	1,391

388	Series 2519, Class BT, 8.50%, 09/15/31	418
425	Series 2521, Class PU, 5.50%, 05/15/10	428
1,851	Series 2527, Class VU, 5.50%, 10/15/13	1,869
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,715
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,299
1,057	Series 2541, Class GX, 5.50%, 02/15/17	1,065
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,905
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,532
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,620
1,489	Series 2565, Class MB, 6.00%, 05/15/30	1,506
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,319
473	Series 2571, Class SK, IF, 14.44%, 09/15/23	556
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,815
1,864	Series 2586, Class WI, IO, 6.50%, 03/15/33	319
2,000	Series 2587, Class WX, 5.00%, 03/15/18	2,005
1,479	Series 2594, Class VA, 6.00%, 03/15/14	1,500
3,195	Series 2594, Class VP, 6.00%, 02/15/14	3,236
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,606
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,424
5,284	Series 2597, Class DS, IF, IO, 2.90%, 02/15/33	354
6,860	Series 2599, Class DS, IF, IO, 2.35%, 02/15/33	384
8,672	Series 2610, Class DS, IF, IO, 2.45%, 03/15/33	476
8,789	Series 2611, Class SH, IF, IO, 3.00%, 10/15/21	615
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,104
4,877	Series 2617, Class AK, 4.50%, 05/15/18	4,675
1,697	Series 2617, Class GR, 4.50%, 05/15/18	1,662
320	Series 2619, Class HR, 3.50%, 11/15/31	303
1,335	Series 2619, Class IM, IO, 5.00%, 10/15/21	168
535	Series 2624, Class IU, IO, 5.00%, 06/15/33	163
8,227	Series 2626, Class NS, IF, IO, 1.90%, 06/15/23	587
856	Series 2628, Class WA, 4.00%, 07/15/28	831
4,984	Series 2630, Class KN, 2.50%, 04/15/13	4,929
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,212
568	Series 2633, Class EO, PO, 08/15/33	431
1,415	Series 2636, Class Z, 4.50%, 06/15/18	1,358
2,420	Series 2637, Class SA, IF, IO, 1.45%, 06/15/18	118
169	Series 2638, Class DS, IF, 3.95%, 07/15/23	147
3,065	Series 2638, Class SA, IF, IO, 2.45%, 11/15/16	149
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	214
807	Series 2640, Class UR, IO, 4.50%, 08/15/17	60
678	Series 2643, Class HI, IO, 4.50%, 12/15/16	48
7,031	Series 2650, Class SO, PO, 12/15/32	5,980
2,077	Series 2650, Class PO, PO, 12/15/32	1,746
2,404	Series 2651, Class VZ, 4.50%, 07/15/18	2,313
1,419	Series 2656, Class SH, IF, 7.64%, 02/15/25	1,434
3,168	Series 2668, Class SB, IF, 3.07%, 10/15/15	3,105
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,886
617	Series 2672, Class SJ, IF, 3.02%, 09/15/16	600
5,760	Series 2675, Class CK, 4.00%, 09/15/18	5,467
2,430	Series 2682, Class YS, IF, 1.93%, 10/15/33	1,932

305	Series 2683, Class VA, 5.50%, 02/15/21	307
16,500	Series 2684, Class PO, PO, 01/15/33	11,563
3,014	Series 2684, Class TO, PO, 10/15/33	1,515
1,485	Series 2686, Class GB, 5.00%, 05/15/20	1,489
3,371	Series 2686, Class NS, IF, IO, 2.95%, 10/15/21	247
1,807	Series 2691, Class WS, IF, 2.02%, 10/15/33	1,431
1,538	Series 2691, Class ME, 4.50%, 04/15/32	1,483
1,742	Series 2695, Class DE, 4.00%, 01/15/17	1,686
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,142
608	Series 2696, Class CO, PO, 10/15/18	496
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,200
1,217	Series 2705, Class SC, IF, 2.02%, 11/15/33	1,011
2,298	Series 2705, Class SD, IF, 3.02%, 11/15/33	1,967
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,685
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,907
1,607	Series 2720, Class PC, 5.00%, 12/15/23	1,609
1,734	Series 2721, Class PI, IO, 5.00%, 05/15/16	48
269	Series 2727, Class PO, PO, 01/15/34	124
7,722	Series 2727, Class BS, IF, 2.10%, 01/15/34	5,148
51	Series 2733, Class GF, FRN, 0.00%, 09/15/33	50
844	Series 2739, Class S, IF, 2.70%, 01/15/34	572
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	880
488	Series 2744, Class PC, 5.50%, 01/15/31	489
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,744
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,358
1,010	Series 2749, Class PK, IO, 5.00%, 09/15/22	16
2,445	Series 2751, Class BA, 4.00%, 10/15/18	2,360
789	Series 2753, Class S, IF, 2.70%, 02/15/34	591
4,600	Series 2755, Class PA, PO, 02/15/29	4,105
2,655	Series 2755, Class SA, IF, 4.90%, 05/15/30	2,652
1,519	Series 2762, Class LO, PO, 03/15/34	948
838	Series 2766, Class SX, IF, 2.35%, 03/15/34	722
705	Series 2769, Class PO, PO, 03/15/34	444
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	395
2,180	Series 2776, Class SK, IF, 2.10%, 04/15/34	1,807
1,506	Series 2777, Class OM, PO, 12/15/32	1,109
707	Series 2778, Class BS, IF 4.12%, 04/15/34	688
9,386	Series 2778, Class US, IO, FRN, 2.55%, 06/15/33	532
854	Series 2780, Class JG, 4.50%, 04/15/19	824
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,198
1,737	Series 2809, Class UB, 4.00%, 09/15/17	1,677
5,515	Series 2809, Class UC, 4.00%, 06/15/19	5,208
255	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	261
3,031	Series 2827, Class XO, PO, 01/15/23	2,540
2,646	Series 2840, Class JO, PO, 06/15/23	2,094
64	Series 2841, Class GO, PO, 08/15/34	39
1,494	Series 2841, Class YA, 5.50%, 07/15/27	1,501
932	Series 2846, Class PO, PO, 08/15/34	651
607	Series 2849, Class PO, PO, 08/15/34	354
1,724	Series 2870, Class KC, 4.25%, 05/15/18	1,690

3,000	Series 2872, Class JE, 4.50%, 02/15/18	2,953
152	Series 2888, Class SL, IF, 3.10%, 11/15/34	151
1,148	Series 2890, Class DO, PO, 11/15/34	654
325	Series 2949, Class GU, IF, 0.00%, 03/15/35	284
349	Series 2958, Class KB, 5.50%, 04/15/35	350
856	Series 2958, Class QD, 4.50%, 04/15/20	843
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,358
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,584
856	Series 2971, Class GC, 5.00%, 07/15/18	857
942	Series 2975, Class KO, PO, 05/15/35	760
1,247	Series 2989, Class PO, PO, 06/15/23	1,008
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,073
488	Series 3014, Class OD, PO, 08/15/35	392
591	Series 3044, Class VO, PO, 10/15/35	453
6,452	Series 3047, Class OB, 5.50%, 12/15/33	6,566
944	Series 3047, Class OD, 5.50%, 10/15/35	942
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,168
3,095	Series 3064, Class MC, 5.50%, 11/15/35	3,099
1,269	Series 3068, Class AO, PO, 11/15/35	1,076
2,752	Series 3068, Class QB, 4.50%, 06/15/20	2,681
2,141	Series 3074, Class BH, 5.00%, 11/15/35	2,059
4,154	Series 3100, Class MA, 7.81%, 12/15/35	4,037
568	Series 3101, Class EA, 6.00%, 06/15/20	567
4,278	Series 3117, Class EO, PO, 02/15/36	3,441
2,708	Series 3117, Class OK, PO, 02/15/36	2,136
2,594	Series 3118, Class DM, 5.00%, 02/15/24	2,545
100	Series 3122, Class ZB, 6.00%, 03/15/36	99
3,710	Series 3134, Class PO, PO, 03/15/36	2,999
4,571	Series 3138, Class PO, PO, 04/15/36	3,705
3,223	Series 3150, Class PO, PO, 05/15/36	2,597
2,055	Series 3151, Class UC, 5.50%, 08/15/35	2,038
1,821	Series 3152, Class MO, PO, 03/15/36	1,420
2,318	Series 3158, Class LX, FRN, 0.00%, 05/15/36	2,153
527	Series 3164, Class CF, FRN, 0.00%, 04/15/33	508
5,500	Series 3179, Class OA, PO, 07/15/36	4,455
1,410	Series 3189, Class SN, IF, 3.08%, 11/15/35	1,421
2,550	Series 3211, Class SO, PO, 09/15/36	2,034
1,917	Series 3218, Class AO, PO, 09/15/36	1,647
1,842	Series 3233, Class OP, PO, 05/15/36	1,474
1,842	Series 3256, Class PO, PO, 12/15/36	1,520
6,539	Series 3260, Class CS, IO, FRN, 1.49%, 01/15/37	287
1,957	Series 3261, Class AO, PO, 01/15/37	1,645
2,462	Series 3274, Class JO, PO, 02/15/37	1,874
924	Series 3318, Class AO, PO, 05/15/37	800
955	Series 3325, Class OB, PO, 06/15/37	825
2,955	Series 3331, Class PO, PO, 06/15/37	2,361
2,100	Series 3334, Class MC, 5.00%, 04/15/33	2,048
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,060	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	1,122
664	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	694

3,336	Series T-54, Class 2A, 6.50%, 02/25/43	3,420
1,123	Series T-54, Class 3A, 7.00%, 02/25/43	1,184
481	Series T-58, Class A, PO, 09/25/43	411
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
707	Series 8, Class ZA, 7.00%, 03/25/23	716
507	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	1
	Federal National Mortgage Association STRIPS,
12	Series 23, Class 2, IO, 10.00%, 09/01/17	3
2	Series 50, Class 2, IO, 10.50%, 03/01/19	-(h)
50	Series 218, Class 2, IO, 7.50%, 04/01/23	11
1,245	Series 329, Class 1, PO, 12/01/32	953
1,453	Series 340, Class 1, PO, 09/01/33	1,062
-(h)	Series K, Class 2, HB, 256.00%, 11/01/08	-(h)
	Federal National Mortgage Association REMICS,
41	Series 265, Class 2, SUB, 9.00%, 03/01/24	46
21	Series 1988-7, Class Z, 9.25%, 04/25/18	22
50	Series 1989-70, Class G, 8.00%, 10/25/19	54
18	Series 1989-78, Class H, 9.40%, 11/25/19	20
32	Series 1989-83, Class H, 8.50%, 11/25/19	35
34	Series 1989-89, Class H, 9.00%, 11/25/19	37
28	Series 1990-1, Class D, 8.80%, 01/25/20	31
6	Series 1990-60, Class K, 5.50%, 06/25/20	6
10	Series 1990-63, Class H, 9.50%, 06/25/20	11
11	Series 1990-93, Class G, 5.50%, 08/25/20	11
-(h)	Series 1990-94, Class H, HB 505.00%, 08/25/20	3
-(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	5
49	Series 1990-102, Class J, 6.50%, 08/25/20	51
80	Series 1990-120, Class H, 9.00%, 10/25/20	88
7	Series 1990-134, Class SC, IF, 14.38%, 11/25/20	9
-(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	7
-(h)	Series 1991-7, Class K, HB, 910.80%, 02/25/21	1
33	Series 1991-24, Class Z, 5.00%, 03/25/21	33
30	Series 1992-38, Class Z, 7.50%, 02/25/22	30
5	Series 1992-101, Class J, 7.50%, 06/25/22	5
187	Series 1992-136, Class PK, 6.00%, 08/25/22	192
124	Series 1992-143, Class MA, 5.50%, 09/25/22	126
324	Series 1992-163, Class M, 7.75%, 09/25/22	349
630	Series 1992-188, Class PZ, 7.50%, 10/25/22	667
2	Series 1993-8, Class H, 7.00%, 01/25/08	2
250	Series 1993-21, Class KA, 7.70%, 03/25/23	269
364	Series 1993-25, Class J, 7.50%, 03/25/23	390
97	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	121
39	Series 1993-55, Class K, 6.50%, 05/25/08	39
7	Series 1993-59, Class FA, FRN, 5.56%, 05/25/08	7
148	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	172
8	Series 1993-72, Class F, FRN, 5.28%, 05/25/08	8
5	Series 1993-107, Class F, IF, 5.23%, 06/25/08	5
58	Series 1993-164, Class SC, IF, 9.03%, 09/25/08	58
76	Series 1993-165, Class SD, IF, 5.55%, 09/25/23	78
165	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	193

347	Series 1993-167, Class GA, 7.00%, 09/25/23	357
17	Series 1993-175, Class SA, IF, 12.60%, 09/25/08	18
113	Series 1993-179, Class SB, IF, 10.57%, 10/25/23	134
75	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	85
15	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	15
50	Series 1993-190, Class S, IF, 6.64%, 10/25/08	50
18	Series 1993-196, Class FA, FRN, 5.28%, 10/25/08	17
10	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	10
24	Series 1993-197, Class SB, IF 6.27%, 10/25/08	25
428	Series 1993-199, Class FA, IF, 5.36%, 10/25/23	432
213	Series 1993-205, Class H, PO, 09/25/23	188
412	Series 1993-220, Class SG, IF, 6.37%, 11/25/13	433
80	Series 1993-221, Class FH, IF, 5.91%, 12/25/08	80
39	Series 1993-221, Class SE, FRN, 9.50%, 12/25/08	40
250	Series 1993-225, Class UB, 6.50%, 12/25/23	261
77	Series 1993-230, Class FA, FRN, 5.41%, 12/25/23	78
55	Series 1993-233, Class SB, IF, 7.76%, 12/25/08	56
326	Series 1993-247, Class FE, IF, 5.81%, 12/25/23	331
151	Series 1993-247, Class SU, IF, 8.57%, 12/25/23	164
611	Series 1993-250, Class Z, 7.00%, 12/25/23	638
2,144	Series 1993-257, Class C, PO, 06/25/23	1,992
26	Series 1994-12, Class FC, FRN, 5.43%, 01/25/09	26
5	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	5
2	Series 1994-33, Class F, FRN, 5.21%, 03/25/09	2
44	Series 1994-33, Class FA, FRN, 5.38%, 03/25/09	44
253	Series 1994-34, Class DZ, 6.00%, 03/25/09	253
1,294	Series 1994-37, Class L, 6.50%, 03/25/24	1,341
6,256	Series 1994-40, Class Z, 6.50%, 03/25/24	6,539
78	Series 1994-55, Class G, 6.75%, 12/25/23	78
191	Series 1995-2, Class Z, 8.50%, 03/25/25	204
269	Series 1995-19, Class Z, 6.50%, 11/25/23	293
1,345	Series 1996-14, Class SE, IF, IO, 6.36%, 08/25/23	170
22	Series 1996-20, Class L, PO, 09/25/08	22
52	Series 1996-24, Class E, PO, 03/25/09	50
46	Series 1996-27, Class FC, FRN, 5.31%, 03/25/17	46
50	Series 1996-32, Class PH, 7.00%, 01/25/26	50
103	Series 1996-39, Class J, PO, 09/25/08	101
115	Series 1996-59, Class J, 6.50%, 08/25/22	119
1,331	Series 1997-20, IF, IO, 1.84%, 03/25/27	47
80	Series 1997-27, Class J, 7.50%, 04/18/27	83
133	Series 1997-29, Class J, 7.50%, 04/20/27	142
827	Series 1997-39, Class PD, 7.50%, 05/20/27	877
545	Series 1997-42, Class EN, 7.25%, 07/18/27	563
137	Series 1997-42, Class ZC, 6.50%, 07/18/27	142
44	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	1
1,924	Series 1997-61, Class ZC, 7.00%, 02/25/23	2,040
376	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	74
65	Series 1998-4, Class C, PO, 04/25/23	58
61	Series 1998-27, Class B, PO, 12/25/08	60
1,479	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,510

479	Series 1998-43, Class SA, IF, IO, 12.55%, 04/25/23	120
702	Series 1998-66, Class SB, FRN, 3.37%, 12/25/28	60
364	Series 1999-17, Class C, 6.35%, 04/25/29	374
1,347	Series 1999-18, Class Z, 5.50%, 04/18/29	1,361
856	Series 1999-38, Class SK, IF, IO, 3.27%, 08/25/23	74
210	Series 1999-52, Class NS, IF, 9.99%, 10/25/23	241
504	Series 1999-62, Class PB, 7.50%, 12/18/29	539
1,607	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,702
678	Series 2000-20, Class SA, IF, IO, 4.32%, 07/25/30	95
119	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	30
736	Series 2001-4, Class PC, 7.00%, 03/25/21	779
697	Series 2001-5, Class OW, 6.00%, 03/25/16	713
555	Series 2001-7, Class PF, 7.00%, 03/25/31	586
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,976
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,305
6	Series 2001-28, Class VB, 6.00%, 02/25/20	6
1,269	Series 2001-30, Class PM, 7.00%, 07/25/31	1,322
995	Series 2001-31, Class VD, 6.00%, 05/25/31	1,015
2,376	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	418
1,333	Series 2001-36, Class DE, 7.00%, 08/25/31	1,391
2,761	Series 2001-44, Class MY, 7.00%, 09/25/31	2,973
504	Series 2001-44, Class PD, 7.00%, 09/25/31	532
562	Series 2001-44, Class PU, 7.00%, 09/25/31	594
3,417	Series 2001-48, Class Z, 6.50%, 09/25/21	3,594
359	Series 2001-49, Class DQ, 6.00%, 11/25/15	361
535	Series 2001-49, Class Z, 6.50%, 09/25/31	557
113	Series 2001-50, Class VB, 6.50%, 12/25/16	113
402	Series 2001-52, Class KB, 6.50%, 10/25/31	420
287	Series 2001-52, Class XM, 6.50%, 11/25/10	292
1,487	Series 2001-52, Class XN, 6.50%, 11/25/15	1,552
1,240	Series 2001-61, Class VB, 7.00%, 12/25/16	1,242
133	Series 2001-61, Class VQ, 6.50%, 08/25/15	133
3,292	Series 2001-61, Class Z, 7.00%, 11/25/31	3,485
768	Series 2001-71, Class MB, 6.00%, 12/25/16	792
1,753	Series 2001-71, Class QE, 6.00%, 12/25/16	1,806
390	Series 2001-72, Class SX, IF, 6.33%, 12/25/31	408
2,260	Series 2001-74, Class MB, 6.00%, 12/25/16	2,345
1,872	Series 2001-80, Class PE, 6.00%, 07/25/29	1,904
505	Series 2002-1, Class HC, 6.50%, 02/25/22	526
500	Series 2002-1, Class SA, IF, 9.64%, 02/25/32	566
326	Series 2002-1, Class UD, IF, 7.66%, 12/25/23	358
2,122	Series 2002-2, Class UC, 6.00%, 02/25/17	2,171
5,947	Series 2002-3, Class OG, 6.00%, 02/25/17	6,122
200	Series 2002-4, Class VC, 6.50%, 03/25/24	200
1,257	Series 2002-7, Class O, 6.00%, 03/25/17	1,296
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	4,034
473	Series 2002-8, Class SR, IF, 6.20%, 03/25/09	482
136	Series 2002-9, Class VE, 6.50%, 12/25/12	136
996	Series 2002-11, Class QG, 5.50%, 03/25/17	1,009
4,003	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	172

72	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	81
7,054	Series 2002-18, Class PC, 5.50%, 04/25/17	7,179
1,321	Series 2002-19, Class PE, 6.00%, 04/25/17	1,360
217	Series 2002-21, Class LO, PO, 04/25/32	185
1,780	Series 2002-21, Class PE, 6.50%, 04/25/32	1,853
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,171
4,202	Series 2002-28, Class PK, 6.50%, 05/25/32	4,375
1,225	Series 2002-37, Class Z, 6.50%, 06/25/32	1,260
753	Series 2002-42, Class C, 6.00%, 07/25/17	787
3,767	Series 2002-48, Class GH, 6.50%, 08/25/32	3,921
808	Series 2002-55, Class QE, 5.50%, 09/25/17	816
11,300	Series 2002-56, Class UC, 5.50%, 09/25/17	11,467
221	Series 2002-59, Class VB, 6.50%, 04/25/32	221
988	Series 2002-61, Class PE, 5.50%, 05/25/16	990
1,131	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,164
1,281	Series 2002-63, Class KC, 5.00%, 10/25/17	1,277
394	Series 2002-73, Class S, IF, 4.29%, 11/25/09	399
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	3,022
4,259	Series 2002-74, Class PD, 5.00%, 11/25/15	4,263
4,328	Series 2002-74, Class VB, 6.00%, 11/25/31	4,363
1,680	Series 2002-77, Class S, IF, 5.71%, 12/25/32	1,731
2,635	Series 2002-83, Class CS, 6.88%, 08/25/23	2,778
409	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	52
484	Series 2002-93, Class PD, 3.50%, 02/25/29	475
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,177
2,000	Series 2003-3, Class HJ, 5.00%, 02/25/18	1,997
1,063	Series 2003-8, Class SB, IF, IO, 2.87%, 03/25/16	37
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,056
675	Series 2003-27, Class DW, 4.50%, 04/25/17	658
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,803
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,548
271	Series 2003-35, Class UC, 3.75%, 05/25/33	258
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,323
795	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	153
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,948
735	Series 2003-42, Class GB, 4.00%, 05/25/33	681
753	Series 2003-47, Class PE, 5.75%, 06/25/33	739
1,142	Series 2003-52, Class SX, IF, 8.60%, 10/25/31	1,283
784	Series 2003-64, Class SX, IF, 1.96%, 07/25/33	666
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	70
454	Series 2003-67, Class VQ, 7.00%, 01/25/19	472
422	Series 2003-68, Class QP, 3.00%, 07/25/22	397
1,744	Series 2003-71, Class DS, IF, 1.18%, 08/25/33	1,240
4,210	Series 2003-73, Class GA, 3.50%, 05/25/31	4,011
469	Series 2003-74, Class SH, IF, 1.56%, 08/25/33	388
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,615
10,576	Series 2003-80, Class SY, IF, IO, 2.87%, 06/25/23	999
1,350	Series 2003-81, Class LC, 4.50%, 09/25/18	1,322
5,092	Series 2003-83, Class PG, 5.00%, 06/25/23	5,079
2,925	Series 2003-86, Class KR, 4.50%, 09/25/16	2,888

1,283	Series 2003-91, Class SD, IF, 4.53%, 09/25/33	1,250
399	Series 2003-92, Class SH, IF, 3.36%, 09/25/18	362
2,260	Series 2003-106, Class US, IF, 1.90%, 11/25/23	1,621
302	Series 2003-106, Class WS, IF, 3.43%, 02/25/23	266
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,267
6,416	Series 2003-116, Class SB, IF, IO, 2.82%, 11/25/33	517
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,688
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,496
1,290	Series 2003-128, Class KE, 4.50%, 01/25/14	1,278
856	Series 2003-128, Class NG, 4.00%, 01/25/19	807
1,162	Series 2003-130, Class SX, IF, 4.35%, 01/25/34	1,152
1,019	Series 2003-132, Class OA, Zero Coupon, 08/25/33	831
4,979	Series 2004-4, Class QI, IF, IO, 2.32%, 06/25/33	323
471	Series 2004-4, Class QM, IF, 4.63%, 06/25/33	472
2,697	Series 2004-10, Class SC, IF, 9.47%, 02/25/34	3,075
1,988	Series 2004-14, Class SD, IF, 1.90%, 03/25/34	1,293
1,655	Series 2004-21, Class CO, PO, 04/25/34	708
674	Series 2004-22, Class A, 4.00%, 04/25/19	647
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,156
5,344	Series 2004-25, Class SA, IF, 6.37%, 04/25/34	5,762
7,708	Series 2004-27, Class HB, 4.00%, 05/25/19	7,196
753	Series 2004-36, Class PC, 5.50%, 02/25/34	753
4,105	Series 2004-36, Class SA, IF, 6.37%, 05/25/34	4,354
1,796	Series 2004-36, Class SN, IF, 4.63%, 07/25/33	1,787
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	4,111
9,302	Series 2004-46, Class HS, IF, IO, 1.22%, 05/25/30	281
2,015	Series 2004-46, Class QB, IF, 4.87%, 05/25/34	2,043
1,805	Series 2004-51, Class SY, IF, 4.67%, 07/25/34	1,807
942	Series 2004-53, Class NC, 5.50%, 07/25/24	965
238	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	258
2,374	Series 2004-70, Class JA, 4.50%, 10/25/19	2,325
793	Series 2004-76, Class CL, 4.00%, 10/25/19	753
1,958	Series 2004-79, Class SP, IF, 6.65%, 11/25/34	2,067
377	Series 2004-81, Class AC, 4.00%, 11/25/19	357
1,319	Series 2004-92, Class JO, PO, 12/25/34	1,222
1,527	Series 2005-28, Class JA, 5.00%, 04/25/35	1,492
1,139	Series 2005-47, Class AN, 5.00%, 12/25/16	1,140
2,331	Series 2005-52, Class PA, 6.50%, 06/25/35	2,420
6,859	Series 2005-56, Class S, IF, IO, 1.93%, 07/25/35	391
1,665	Series 2005-59, Class PC, 5.50%, 03/25/31	1,669
1,284	Series 2005-68, Class BC, 5.25%, 06/25/35	1,272
4,769	Series 2005-68, Class PG, 5.50%, 08/25/35	4,820
1,927	Series 2005-68, Class UC, 5.00%, 06/25/35	1,884
25,687	Series 2005-84, Class XM, 5.75%, 10/25/35	26,205
1,009	Series 2005-98, Class GO, PO, 11/25/35	557
3,425	Series 2005-109, Class PC, 6.00%, 12/25/35	3,513
21,496	Series 2005-110, Class GJ, 5.50%, 11/25/30	21,727
14,556	Series 2005-110, Class GK, 5.50%, 08/25/34	14,360
4,326	Series 2005-110, Class GL, 5.50%, 12/25/35	4,233
2,997	Series 2005-110, Class MN, 5.50%, 06/25/35	3,023

9,079	Series 2006-110, Class PO, PO, 11/25/36	7,041
1,832	Series 2006-119, Class PO, PO, 12/25/36	1,422
3,635	Series 2005-116, Class PB, 6.00%, 04/25/34	3,729
736	Series 2005-123, Class LO, PO, 01/25/36	563
2,081	Series 2006-16, Class OA, PO, 03/25/36	1,677
1,842	Series 2006-22, Class AO, PO, 04/25/36	1,433
3,149	Series 2006-39, Class WC, 5.50%, 01/25/36	3,096
5,004	Series 2006-44, Class GO, PO, 06/25/36	4,002
13,530	Series 2006-44, Class P, PO, 12/25/33	10,538
2,000	Series 2006-46, Class UC, 5.50%, 12/25/35	1,966
967	Series 2006-53, Class JO, PO, 06/25/36	693
2,600	Series 2006-56, Class PO, PO, 07/25/36	2,086
5,575	Series 2006-58, Class AP, PO, 07/25/36	4,575
2,226	Series 2006-58, Class PO, PO, 07/25/36	1,790
2,192	Series 2006-60, Class DZ, 6.50%, 07/25/36	2,428
3,371	Series 2006-65, Class QO, PO, 07/25/36	2,723
6,105	Series 2006-77, Class PC, 6.50%, 08/25/36	6,457
1,718	Series 2006-90, Class AO, PO, 09/25/36	1,400
917	Series 2006-109, Class PO, PO, 11/25/36	786
10,000	Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	10,041
1,000	Series 2006-128, Class BP, 5.50%, 01/25/37	996
22,318	Series 2007-7, Class SG, IF, IO, 1.72%, 08/25/36	576
2,000	Series 2007-79, Class PB, 5.00%, 04/25/29	1,985
2,100	Series 2007-79, Class PC, 5.00%, 01/25/32	2,050
2,000	Series 2007-84, Class PD, 6.00%, 08/25/32	2,037
5,000	Series 2007-84, Class PG, 6.00%, 12/25/36	5,066
4,967	Series 2007-106, Class A7, VAR, 6.25%, 10/25/37	4,993
2	Series G-17, Class S, FRN, HB, 586.80%, 06/25/21	31
107	Series G-28, Class S, IF, 10.29%, 09/25/21	126
78	Series G-35, Class M, 8.75%, 10/25/21	86
34	Series G-51, Class SA, IF, 18.23%, 12/25/21	44
130	Series G92-15, Class Z, 7.00%, 01/25/22	133
-(h)	Series G92-27, Class SQ, IF, HB, 5954.40%, 05/25/22	5
422	Series G92-35, Class E, 7.50%, 07/25/22	450
-(h)	Series G92-35, Class G, HB, 1184.78%, 07/25/22	10
50	Series G92-42, Class Z, 7.00%, 07/25/22	53
2,257	Series G92-44, Class ZQ, 8.00%, 07/25/22	2,420
63	Series G92-52, Class FD, FRN, 4.83%, 09/25/22	63
569	Series G92-54, Class ZQ, 7.50%, 09/25/22	609
69	Series G92-59, Class F, FRN, 5.08%, 10/25/22	69
129	Series G92-61, Class Z, 7.00%, 10/25/22	136
108	Series G92-62, Class B, PO, 10/25/22	94
470	Series G93-1, Class KA, 7.90%, 01/25/23	509
102	Series G93-5, Class Z, 6.50%, 02/25/23	106
135	Series G93-14, Class J, 6.50%, 03/25/23	140
318	Series G93-17, Class SI, IF, 6.00%, 04/25/23	326
310	Series G93-27, Class FD, FRN, 5.69%, 08/25/23	314
73	Series G93-37, Class H, PO, 09/25/23	63
91	Series G95-1, Class C, 8.80%, 01/25/25	101
	Federal National Mortgage Association Whole Loan,

196	Series 2002-W5, Class A7, 6.25%, 08/25/30	196
402	Series 2002-W5, Class A10, IF, IO, 3.32%, 11/25/30	14
1,938	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,020
687	Series 2003-W1, Class 2A, 7.50%, 12/25/42	731
330	Series 2003-W4, Class 2A, 6.50%, 10/25/42	344
2,425	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,578
	Government National Mortgage Association,
1,552	Series 1994-3, Class PQ, 7.49%, 07/16/24	1,637
970	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,023
4,520	Series 1994-7, Class PQ, 6.50%, 10/16/24	4,758
761	Series 1996-16, Class E, 7.50%, 08/16/26	795
1,167	Series 1997-8, Class PN, 7.50%, 05/16/27	1,225
263	Series 1997-11, Class D, 7.50%, 07/20/27	272
602	Series 1998-26, Class K, 7.50%, 09/17/25	637
3,476	Series 1999-4, Class ZB, 6.00%, 02/20/29	3,553
3,015	Series 1999-10, Class ZC, 6.50%, 04/20/29	3,110
398	Series 1999-15, Class E, 6.50%, 01/16/29	405
596	Series 1999-30, Class S, IF, IO 3.94%, 08/16/29	49
33	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	35
630	Series 1999-40, Class ZW, 7.50%, 11/20/29	669
950	Series 1999-41, Class Z, 8.00%, 11/16/29	1,003
282	Series 1999-44, Class PC, 7.50%, 12/20/29	297
3,977	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,472
896	Series 1999-44, Class ZG, 8.00%, 12/20/29	946
725	Series 2000-6, Class Z, 7.50%, 02/20/30	744
338	Series 2000-9, Class Z, 8.00%, 06/20/30	365
3,704	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,037
659	Series 2000-12, Class ST, IF, 15.92%, 02/16/30	848
808	Series 2000-14, Class PD, 7.00%, 02/16/30	847
238	Series 2000-16, Class ZN, 7.50%, 02/16/30	250
4,854	Series 2000-21, Class Z, 9.00%, 03/16/30	5,377
650	Series 2000-26, Class TZ, 8.50%, 09/20/30	743
249	Series 2000-26, Class Z, 7.75%, 09/20/30	248
50	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	57
746	Series 2000-31, Class Z, 9.00%, 10/20/30	760
217	Series 2000-34, Class SG, FRN, 3.79%, 10/20/30	4
416	Series 2000-35, Class ZA, 9.00%, 11/20/30	453
59	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	10
310	Series 2000-37, Class B, 8.00%, 12/20/30	321
168	Series 2000-38, Class AH, 7.15%, 12/20/30	171
325	Series 2001-4, Class SJ, IF, IO, 3.46%, 01/19/30	36
513	Series 2001-6, Class SD, IF, IO, 3.89%, 03/16/31	53
825	Series 2001-7, Class PK, 6.50%, 03/20/31	855
2,305	Series 2001-8, Class Z, 6.50%, 03/20/31	2,380
37	Series 2001-32, Class WA, IF, 8.27%, 07/20/31	40
558	Series 2001-35, Class SA, IF, IO 3.59%, 08/16/31	52
449	Series 2001-36, Class S, IF, IO, 3.39%, 08/16/31	42
175	Series 2001-60, Class VP, 6.50%, 07/20/17	176
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,949
544	Series 2002-3, Class SP, IF, IO, 2.73%, 01/16/32	42

965	Series 2002-7, Class PG, 6.50%, 01/20/32	991
2,380	Series 2002-24, Class AG, IF, IO, 3.29%, 04/16/32	219
221	Series 2002-24, Class SB, IF, 4.94%, 04/16/32	217
5,790	Series 2002-31, Class SE, IF, IO, 2.84%, 04/16/30	516
1,916	Series 2002-40, Class UK, 6.50%, 06/20/32	2,007
92	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	100
7,210	Series 2002-45, Class QE, 6.50%, 06/20/32	7,546
2,675	Series 2002-47, Class PG, 6.50%, 07/16/32	2,790
4,637	Series 2002-47, Class ZA, 6.50%, 07/20/32	4,769
132	Series 2002-51, Class SG, IF, 11.96%, 04/20/31	153
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,273
1,163	Series 2002-54, Class GB, 6.50%, 08/20/32	1,218
1,588	Series 2002-70, Class AV, 6.00%, 03/20/12	1,617
3,939	Series 2002-70, Class PS, IF, IO, 2.96%, 08/20/32	262
949	Series 2002-75, Class PB, 6.00%, 11/20/32	953
821	Series 2002-79, Class KV, 6.00%, 11/20/13	835
860	Series 2002-80, Class EB, 7.00%, 01/20/32	866
1,418	Series 2002-80, Class EZ, 7.00%, 01/20/32	1,467
1,725	Series 2002-88, Class VA, 6.00%, 12/20/17	1,756
1,710	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	174
946	Series 2003-4, Class NY, 5.50%, 12/20/13	961
2,812	Series 2003-11, Class SK, IF, IO, 3.04%, 02/16/33	278
1,310	Series 2003-12, Class SP, IF, IO, 2.96%, 02/20/33	99
305	Series 2003-24, Class PO, PO, 03/16/33	260
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,428
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,389
753	Series 2003-46, Class MG, 6.50%, 05/20/33	800
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,488
971	Series 2003-52, Class AP, PO, 06/16/33	793
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,296
3,290	Series 2003-76, Class LS, IF, IO, 2.46%, 09/20/31	169
362	Series 2003-90, Class PO, PO, 10/20/33	313
745	Series 2003-95, Class SC, IF, IO, 2.31%, 09/17/31	8
1,534	Series 2003-98, Class PC, 5.00%, 02/20/29	1,533
4,405	Series 2003-112, Class SA, IF, IO, 1.89%, 12/16/33	251
9,035	Series 2004-11, Class SW, IF, IO, 0.76%, 02/20/34	449
1,122	Series 2004-28, Class S, IF, 6.85%, 04/16/34	1,204
18,459	Series 2004-68, Class SA, FRN, 2.06%, 05/20/31	1,019
533	Series 2004-73, Class AE, IF, 5.19%, 08/17/34	537
13,796	Series 2005-17, Class SL, FRN, 1.96%, 07/20/34	1,081
2,120	Series 2006-28, Class GO, PO, 03/20/35	1,776
517	Series 2006-38, Class ZL, 6.50%, 09/20/33	516
3,129	Series 2007-28, Class BO, PO, 05/20/37	2,651
2,500	Series 2007-47, Class PH, 6.00%, 07/16/37	2,542
3,962	Series 2007-49, Class NO, PO, 12/20/35	3,368
	Vendee Mortgage Trust,
1,050	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,073
1,944	Series 1994-12, Class ZB, 6.50%, 02/15/24	2,098
1,544	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,673
1,126	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,213

2,200	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,384
2,707	Series 1998-1, Class 2E, 7.00%, 09/15/27	2,884
2,793	Series 1999-1, Class 2Z, 6.50%, 01/15/29	3,023
		967,504

Non-Agency CMO — 14.2%
4,000	ABN AMRO Mortgage Corp.,
	Series 2003-8, Class A3, 4.50%, 06/25/33	3,615
7,278	American Home Mortgage Investment Trust,
	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	6,963
	Banc of America Alternative Loan Trust,
521	Series 2003-2, Class PO, PO, 04/25/33	427
712	Series 2003-11, Class PO, PO, 01/25/34	583
556	Series 2004-6, Class 15, PO, 07/25/19	460
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,020
1,474	Series 2006-4, Class 1A4, 6.00%, 05/25/36	1,165
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,938
1,158	Series 2004-1, Class PO, PO, 03/25/34	913
3,510	Series 2004-2, Class 30PO, PO, 09/20/34	2,776
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,532
2,463	Series 2005-7, Class 30, PO, 11/25/35	1,718
1,544	Series 2005-8, Class 30PO, PO, 01/25/36	1,136
5,486	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	5,426
1,417	Series 2006-A, Class 3A2, VAR, 5.88%, 02/20/36	1,410
	Banc of America Mortgage Securities,
470	Series 2003-7, Class A2, 4.75%, 09/25/18	466
770	Series 2003-8, Class A, PO, 11/25/33	569
12,072	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	68
446	Series 2004-4, Class A, PO, 05/25/34	353
2,905	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,550
856	Series 2004-6, Class 2A5, PO, 07/25/34	486
1,767	Series 2004-6, Class A, PO, 07/25/34	1,349
347	Series 2004-8, Class 5, PO, 05/25/32	287
221	Series 2004-8, Class X, PO, 10/25/34	180
1,407	Series 2004-A, Class 2A2, FRN, 4.10%, 02/25/34	1,395
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,947
4,000	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	3,969
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,899
875	Series 2005-A, Class 2A1, FRN, 4.46%, 02/25/35	875
	Bear Stearns Adjustable Rate Mortgage Trust,
1,202	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,203
2,324	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34	2,341
409	Series 2004-4, Class A4, VAR, 3.55%, 06/25/34	406
11,039	Series 2006-1, Class A1, FRN, 4.62%, 02/25/36	10,866
	Citicorp Mortgage Securities, Inc.,
426	Series 1993-14, Class A3, FRN, 6.01%, 11/25/23	426
6,716	Series 2004-1, Class 3A1, 4.75%, 01/25/34	6,632
4,343	Series 2004-5, Class 2A5, 4.50%, 08/25/34	4,253
958	Series 2005-5, Class APO, PO, 08/25/35	680
1,141	Series 2005-8, Class APO, PO, 11/25/35	806

	Citigroup Mortgage Loan Trust, Inc.,
833	Series 2003-1, Class 2, PO, 10/25/33	627
683	Series 2003-1, Class 2A1A, PO, 10/25/33	515
479	Series 2003-1, Class 2A6, PO, 10/25/33	270
743	Series 2003-UP3, Class A3, 7.00%, 09/25/33	760
1,013	Series 2003-UST1, Class 1, PO, 12/25/18	838
483	Series 2003-UST1, Class 3, PO, 12/25/18	407
3,240	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,253
1,326	Series 2005-5, Class 1A2, FRN, 5.39%, 08/25/35	1,323
1,455	Series 2005-E, Class A1, VAR, 4.90%, 04/25/35	1,456
	Countrywide Alternative Loan Trust,
1,631	Series 2002-8, Class A4, 6.50%, 07/25/32	1,637
487	Series 2002-17, Class A7, 2.50%, 01/25/33	446
9,281	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	7,616
2,017	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,022
26,078	Series 2005-22T1, Class A2, IF, IO, 0.28%, 06/25/35	509
3,280	Series 2005-26CB, Class A10, IF, 4.37%, 07/25/35	3,285
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,538
654	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	655
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,577
1,919	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,684
21,323	Series 2005-J1, Class 1A4, IF, IO, 0.31%, 02/25/35	338
6,000	Series 2006-26CB, Class A9, 6.50%, 09/25/36	6,111
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,281	Series 2003-8, Class A4, 4.50%, 05/25/18	3,260
4,895	Series 2003-26, Class 1A6, 3.50%, 08/25/33	4,243
337	Series 2003-34, Class A11, 5.25%, 09/25/33	300
753	Series 2003-44, Class, A9, PO, 10/25/33	527
729	Series 2003-J2, Class A17, IF, IO, 2.61%, 04/25/33	27
3,617	Series 2003-J7, Class 4A3, IF, 3.61%, 08/25/18	3,568
1,582	Series 2004-7, Class 2A1, IF, 4.04%, 06/25/34	1,588
701	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	711
2,434	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	2,412
1,709	Series 2004-HYB6, Class A3, VAR, 5.10%, 11/20/34	1,706
2,747	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,719
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,767
7,036	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	7,028
	Credit Suisse First Boston Mortgage Securities Corp.,
1,516	Series 2003-17, Class 2A1, 5.00%, 07/25/18	1,499
725	Series 2004-5, Class 5P, PO, 08/25/19	587
1,480	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,197
1,533	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,150
1,646	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,283
	First Boston Mortgage Securities Corp.
54	Series 1987, Class C, PO, 04/25/17	48
	First Horizon Alternative Mortgage Securities,
2,262	Series 2004-AA4, Class A1, FRN, 5.38%, 10/25/34	2,252
1,928	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,685
	First Horizon Asset Securities, Inc.,
1,969	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,825

2,514	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,172
4,273	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	4,292
2,814	Series 2004-AR2, Class 2A1, FRN, 4.58%, 05/25/34	2,809
4,541	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	4,552
	GMAC Mortgage Corp. Loan Trust,
3,411	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	3,388
5,565	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	5,528
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,934
2,315	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,304
480	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	480
438	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	395
1,569	Series 2005-4F, Class AP, PO, .05/25/35	1,242
4,535	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	4,566
3,732	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	3,812
5,000	Series 2007-1F, Class 2A4, 5.50%, 01/25/37	4,936
35,932	Indymac Index Mortgage Loan Trust,
	Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	455
3,062	Lehman Mortgage Trust,
	Series 2006-2, Class 1A1, VAR, 6.48%, 04/25/36	3,082
	MASTR Adjustable Rate Mortgages Trust,
433	Series 2004-4, Class 2A1, VAR, 6.92%, 05/25/34	435
4,081	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,033
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	10,142
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,763
2,138	Series 2004-15, Class 3A1, VAR, 6.62%, 12/25/34	2,156
	MASTR Alternative Loans Trust,
700	Series 2003-3, Class 4A1, 5.00%, 04/25/18	698
2,700	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,617
1,815	Series 2004-3, Class 2A1, 6.25%, 04/25/34	1,849
1,078	Series 2004-4, Class 3A1, 4.50%, 04/25/19	1,065
1,697	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,713
1,135	Series 2004-7, Class 30PO, PO, 07/25/34	857
890	Series 2004-7, Class 30PO, PO, 08/25/34	719
4,877	Series 2004-8, Class 6A1, 5.50%, 09/25/19	4,819
1,232	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,205
	MASTR Asset Securitization Trust
886	Series 2003-2, Class 2A1, 4.50%, 03/25/18	869
615	Series 2003-3, Class 1A1, 6.50%, 05/25/33	614
730	Series 2003-4, Class 2A2, 5.00%, 05/25/18	731
1,365	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,360
1,275	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,265
769	Series 2003-12, Class 30PO, PO, 12/25/33	590
501	Series 2004-1, Class 30PO, PO, 02/25/34	394
5,941	Series 2004-4, Class 10A1, 5.00%, 05/25/24	5,634
501	Series 2004-6, Class 15PO, 07/25/19	399
1,475	Series 2004-8, Class 1A1, 4.75%, 08/25/19	1,459
530	Series 2004-8, Class PO, PO, 08/25/19	428
9,044	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	6,237

213	Merrill Lynch Trust,
	Series 47, Class Z, 8.99%, 10/20/20	229
1,720	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, SUB, 5.11%, 02/25/35	1,706
	Nomura Asset Acceptance Corp.,
1,343	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,326
888	Series 2003-A1, Class A2, 6.00%, 05/25/33	891
69	Series 2003-A1, Class A5, 7.00%, 04/25/33	69
195	Series 2003-A1, Class A7, 5.00%, 04/25/18	195
1,162	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,168
	Paine Webber CMO Trust,
11	Series H, Class 4, 8.75%, 04/01/18	11
45	Series P, Class 4, 8.50%, 08/01/19	46
899	RAAC Series,
	Series 2005-SP1, Class 2A10, 5.25%, 09/25/34	895
	Residential Accredit Loans, Inc.,
2,622	Series 2002-QS8, Class A5, 6.25%, 06/25/17	2,611
802	Series 2002-QS16, Class A3, IF, 6.61%, 10/25/17	831
1,648	Series 2003-QS3, Class A2, IF, 5.96%, 02/25/18	1,724
1,799	Series 2003-QS3, Class A8, IF, IO, 2.81%, 02/25/18	137
4,570	Series 2003-QS9, Class A3, IF, IO, 2.76%, 05/25/18	417
4,082	Series 2003-QS12, Class A2A, IF, IO, 2.81%, 06/25/18	361
1,242	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	177
8,134	Series 2003-QS14, Class A1, 5.00%, 07/25/18	8,086
2,484	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,470
4,308	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,150
4,908	Series 2004-QA6, Class NB2, VAR, 5.28%, 12/25/34	4,915
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,113
2,419	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	2,370
738	Series 2006-QS4, Class A7, IF, 5.32%, 04/25/36	736
	Residential Asset Securitization Trust,
1,173	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,079
289	Series 2003-A14, Class A1, 4.75%, 02/25/19	284
1,207	Series 2005-A11, Class PO, PO, 10/25/35	931
2,784	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	2,788
	Residential Funding Mortgage Securities I,
4,742	Series 2003-S7, Class A17, 4.00%, 05/25/33	4,389
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,449
560	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	545
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,029
1,224	Series 2003-S14, Class A4, PO, 07/25/18	1,036
2,621	Series 2004-S3, Class A1, 4.75%, 03/25/19	2,588
3,409	Series 2004-S6, Class 2A6, PO, 06/25/34	2,693
2,388	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	2,431
1,000	Series 2007-S2, Class A11, 5.75%, 02/25/37	1,008
1,091	Residential Funding Mortgage Security I,
	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,081
268	Residential Funding Securities Corp.,
	Series 2003-RM2, Class AP3, PO, 05/25/33	218
25	Rural Housing Trust,

	Series 3, Class B, 7.33%, 04/01/26	25
	Salomon Brothers Mortgage Securities VII, Inc.,
17	Series 2000-UP1, Class A2, 8.00%, 09/25/30	17
419	Series 2003-UP2, Class PO1, PO, 12/25/18	368
2,826	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	2,717
	Structured Asset Securities Corp.,
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	745
148	Series 2003-8, Class 1A2, PO, 05/25/32	136
3,965	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,876
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	827
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
22,203	Series 2005-2, Class 1A4, IF, IO, 0.26%, 04/25/35	411
5,204	Series 2005-2, Class 2A3, IF, IO, 0.21%, 04/25/35	96
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,148
1,998	Series 2005-6, Class 2A4, 5.50%, 08/25/35	1,955
4,461	Series 2005-6, Class 2A9, 5.50%, 08/25/35	3,002
842	Washington Mutual MSC Mortgage Pass-Through Certificates,
	Series 2002-MS, Class 12 A, 6.50%, 05/25/32	843
	Washington Mutual Pass-Through Certificates,
838	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	837
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,500
524	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	519
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,465
846	Series 2003-S9, Class P, PO, 10/25/33	638
4,633	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,601
509	Series 2003-S10, Class A6, PO, 10/25/18	400
488	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	482
2,047	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,626
4,785	Series 2004-S3, Class 2A3, IF, 5.67%, 07/25/34	4,856
906	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	807
824	Series 2006-AR12, Class 2P, VAR, 0.00%, 10/25/36	756
	Wells Fargo Mortgage Backed Securities Trust,
3,148	Series 2002-18, Class 2A5 , 6.00%, 12/25/32	3,161
2,346	Series 2003-1, Class 1A1, 4.50%, 02/25/18	2,312
942	Series 2003-8, Class A9, 4.50%, 08/25/18	909
974	Series 2003-11, Class 1APO, PO, 10/25/18	809
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,249
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,803
2,827	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,766
2,582	Series 2003-16, Class 2A3, 4.50%, 12/25/18	2,567
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	899
4,436	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,286
1,868	Series 2004-7, Class 2A1, 4.50%, 07/25/19	1,824
1,786	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,777
5,104	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	5,070
2,218	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,200
5,008	Series 2004-P, Class 2A1, FRN, 4.24%, 09/25/34	4,992
2,946	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,911
816	Series 2005-13, Class APO, PO, 11/25/20	655

1,515	Series 2005-16, Class APO, PO, 12/25/35	1,101
846	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	835
1,522	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,531
2,404	Series 2006-2, Class APO, PO, 03/25/36	1,765
5,087	Series 2006-3, Class A8, 5.50%, 03/25/36	5,048
1,626	Series 2006-4, Class 1AP0, PO, 04/25/36	1,271
2,500	Series 2007-7, Class A7, 6.00%, 06/25/37	2,407
		420,319
	Total Collateralized Mortgage Obligations
	(Cost $1,383,470)	1,387,823

Commercial Mortgage Backed Securities — 1.5%
4,306	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	4,305
	Bear Stearns Commercial Mortgage Securities,
86	Series 2000-WF1, Class A, VAR, 7.64%, 02/15/32	86
451	Series 2002-PBW1, Class A1, VAR, 3.97%, 11/11/35	444
56	Series 2004-T16, Class A2, 3.70%, 02/13/46	56
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,158
2,471	Series 2006-PW14, Class A1, 5.04%, 12/11/38	2,480
3,113	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	3,141
2,880	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	2,930
6,182	CS First Boston Mortgage Securities Corp.,
	Series 1998-C2, Class A2, 6.30%, 11/15/30	6,213
2,635	DLJ Commercial Mortgage Corp.,
	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	2,705
616	First Union-Chase Commercial Mortgage,
	Series 1999-C2, Class A2, 6.65%, 06/15/31	624
	Merrill Lynch Mortgage Trust,
3,055	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	3,035
3,341	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,288
3,047	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	3,068
	Morgan Stanley Capital I,
2,457	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,475
1,157	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,178
4,334	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	4,261
3,010	TIAA Seasoned Commercial Mortgage Trust (Cayman Islands),
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	3,106
	Total Commercial Mortgage Backed Securities
	(Cost $45,581)	45,553

Corporate Bonds — 11.9%

Aerospace & Defense — 0.1%
1,059	Northrop Grumman Corp.,
	7.13%, 02/15/11	1,147
562	Systems 2001 AT LLC (Cayman Islands),
	7.16%, 12/15/11 (e)	602

1,749

Airlines — 0.1%
414	American Airlines, Inc.,
	7.02%, 10/15/09 (c)	415
	Continental Airlines, Inc.,
311	Class A1, 7.26%, 03/15/20	321
942	Class A2, 7.06%, 09/15/09	954
	United Airlines, Inc.,
288	6.07%, 03/01/13	289
383	6.20%, 09/01/08	381
		2,360

Automobiles — 0.2%
	Daimler Finance North America LLC,
980	4.75%, 01/15/08	978
1,000	6.50%, 11/15/13 (c)	1,061
2,157	7.20%, 09/01/09	2,239
		4,278

Beverages — 0.1%
	Anheuser-Busch Cos., Inc.,
600	5.50%, 01/15/18	603
900	5.75%, 04/01/36	902
		1,505

Capital Markets — 2.2%
	Bear Stearns Cos., Inc. (The),
4,305	3.25%, 03/25/09 (c)	4,135
1,000	5.70%, 11/15/14	951
2,200	6.40%, 10/02/17	2,150
	Credit Suisse First Boston USA, Inc.,
454	4.70%, 06/01/09 (c)	457
500	5.13%, 08/15/15	493
942	5.50%, 08/15/13 (c)	962
5,910	6.13%, 11/15/11	6,190
	Goldman Sachs Group, Inc. (The),
1,254	3.88%, 01/15/09	1,240
1,041	4.75%, 07/15/13	1,015
2,660	5.15%, 01/15/14 (c)	2,636
1,032	5.25%, 10/15/13 (c)	1,034
750	5.50%, 11/15/14 (c)	752
2,100	6.25%, 09/01/17 (c)	2,178
1,531	6.60%, 01/15/12	1,628
377	6.65%, 05/15/09	388
4,547	6.88%, 01/15/11	4,830
192	7.35%, 10/01/09	201
	Lehman Brothers Holdings, Inc.,
616	4.00%, 01/22/08 (c)	614
1,246	4.80%, 03/13/14	1,157
1,000	5.50%, 04/04/16	960
1,200	5.75%, 05/17/13	1,206
1,850	6.00%, 07/19/12	1,874
1,620	6.63%, 01/18/12	1,681

257	7.88%, 11/01/09 (c)	270
	Merrill Lynch & Co., Inc.,
763	3.13%, 07/15/08	750
831	3.70%, 04/21/08	823
1,995	4.13%, 01/15/09	1,965
433	4.79%, 08/04/10	430
2,785	5.45%, 07/15/14 (c)	2,707
920	5.70%, 05/02/17 (c)	875
550	6.05%, 08/15/12	559
2,905	6.40%, 08/28/17 (c)	2,945
	Morgan Stanley,
500	4.25%, 05/15/10 (c)	492
1,989	4.75%, 04/01/14	1,896
1,785	5.30%, 03/01/13	1,768
900	5.75%, 08/31/12	918
2,430	6.60%, 04/01/12	2,547
5,152	6.75%, 04/15/11	5,411
370	6.75%, 10/15/13	392
339	8.00%, 06/15/10	363
1,347	State Street Corp.,
	7.65%, 06/15/10	1,448
		65,291

Chemicals — 0.2%
1,170	Dow Capital BV, (Netherlands)
	8.50%, 06/08/10	1,293
	Dow Chemical Co. (The),
1,175	6.00%, 10/01/12	1,224
402	6.13%, 02/01/11	417
360	7.38%, 11/01/29	394
925	Monsanto Co.,
	7.38%, 08/15/12	1,023
875	Potash Corp. of Saskatchewan (Canada),
	4.88%, 03/01/13	868
885	Praxair, Inc.,
	5.25%, 11/15/14	901
		6,120

Commercial Banks — 1.6%
	Barclays Bank plc (United Kingdom),
1,500	5.45%, 09/12/12	1,544
1,000	6.05%, 12/04/17 (e)	997
665	Fifth Third Bancorp,
	5.45%, 01/15/17	651
2,072	Firstar Bank N.A.,
	7.13%, 12/01/09	2,182
1,177	Huntington National Bank, (The)
	8.00%, 04/01/10	1,268
	KEY Bank N.A.,
2,400	5.50%, 09/17/12	2,443
550	7.50%, 09/15/08	559
1,600	Keycorp,

	4.70%, 05/21/09	1,607
2,100	M&T Bank Corp.,
	6.63%, 12/04/17	2,108
1,800	Marshall & Ilsley Corp.,
	5.35%, 04/01/11	1,850
1,840	PNC Funding Corp., (c)
	5.25%, 11/15/15	1,796
565	Popular North America, Inc.,
	4.25%, 04/01/08	563
1,588	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	1,577
	SunTrust Bank,
2,000	5.25%, 11/05/12	2,021
810	6.00%, 09/11/17	821
880	6.38%, 04/01/11	920
2,979	U.S. Bank N.A.,
	6.50%, 02/01/08	2,980
1,072	US Bancorp,
	7.50%, 06/01/26	1,229
	Wachovia Bank N.A.,
1,000	5.60%, 03/15/16	972
836	7.80%, 08/18/10	903
1,125	6.60%, 01/15/38	1,123
	Wachovia Corp.,
1,865	3.50%, 08/15/08 (c)	1,839
2,498	3.63%, 02/17/09	2,446
3,260	5.75%, 06/15/17 (c)	3,214
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09	1,932
565	4.20%, 01/15/10	564
1,600	5.00%, 11/15/14 (c)	1,577
2,000	5.30%, 08/26/11 (c)	2,044
2,099	Wells Fargo Bank N.A.,
	7.55%, 06/21/10	2,259
		45,989

Communications Equipment — 0.0% (g)
778	Cisco Systems, Inc.,
	5.50%, 02/22/16	791

Computers & Peripherals — 0.2%
1,320	Hewlett-Packard Co.,
	5.40%, 03/01/17	1,342
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,065
2,600	5.70%, 09/14/17	2,674
650	6.22%, 08/01/27	672
		5,753

Consumer Finance — 1.0%
600	American Express Credit Corp.,
	3.00%, 05/16/08	595
1,283	American General Finance Corp.,

	5.38%, 10/01/12	1,280
160	Capital One Bank,
	5.75%, 09/15/10	160
	Capital One Financial Corp.,
850	5.70%, 09/15/11 (c)	815
1,870	6.25%, 11/15/13 (c)	1,810
650	6.75%, 09/15/17	636
	HSBC Finance Corp.,
942	4.75%, 05/15/09	941
1,000	4.75%, 07/15/13	965
1,733	5.00%, 06/30/15	1,655
2,200	5.25%, 01/15/14	2,167
1,000	5.50%, 01/19/16	989
6,838	5.88%, 02/01/09	6,909
188	6.38%, 11/27/12	196
1,259	6.40%, 06/17/08	1,264
2,135	6.50%, 11/15/08	2,158
452	6.75%, 05/15/11	472
207	7.35%, 11/27/32	216
	SLM Corp.,
2,215	4.00%, 01/15/10	2,086
1,023	5.38%, 01/15/13	912
567	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	558
1,725	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	1,811
		28,595

Diversified Financial Services — 2.0%
	Associates Corp. of North America,
942	7.95%, 02/15/10	1,005
1,160	8.55%, 07/15/09	1,230
1,856	8.15%, 08/01/09	1,975
	Bank of America Corp.,
1,808	3.88%, 01/15/08 (c)	1,804
433	5.25%, 12/01/15 (c)	425
2,520	5.63%, 10/14/16	2,509
1,510	5.75%, 08/15/16	1,510
1,000	6.00%, 09/01/17 (c)	1,020
1,023	7.40%, 01/15/11	1,104
5,133	7.80%, 02/15/10	5,500
560	Caterpillar Financial Services Corp.,
	5.50%, 03/15/16	571
	CIT Group, Inc.,
1,650	5.00%, 02/13/14	1,475
1,200	7.63%, 11/30/12	1,211
	Citigroup, Inc.,
471	3.50%, 02/01/08	469
856	4.70%, 05/29/15	814
1,015	5.00%, 09/15/14	974
2,025	5.13%, 05/05/14 (c)	1,985

2,112	5.63%, 08/27/12	2,144
1,000	6.00%, 08/15/17	1,020
323	6.20%, 03/15/09	329
	General Electric Capital Corp.,
1,507	3.50%, 05/01/08	1,497
2,011	4.25%, 01/15/08	2,009
791	4.63%, 09/15/09	795
2,500	5.40%, 02/15/17	2,549
1,000	5.65%, 06/09/14 (c)	1,041
7,304	5.88%, 02/15/12	7,661
3,132	6.00%, 06/15/12	3,300
3,126	6.13%, 02/22/11	3,299
1,974	6.75%, 03/15/32	2,259
3,100	Genworth Global Funding Trusts,
	5.20%, 10/08/10	3,164
	International Lease Finance Corp.,
600	4.50%, 05/01/08	597
477	5.88%, 05/01/13 (c)	486
430	6.38%, 03/15/09	435
310	John Deere Capital Corp.,
	4.40%, 07/15/09	312
1,049	Textron Financial Corp.,
	5.13%, 02/03/11	1,077
		59,555

Diversified Telecommunication Services — 0.8%
916	Bellsouth Capital Funding Corp.,
	7.75%, 02/15/10	981
428	BellSouth Corp.,
	5.20%, 09/15/14	425
1,361	Bellsouth Telecommunications, Inc.,
	6.30%, 12/15/15	1,434
3,090	British Telecommunications plc (United Kingdom),
	8.62%, 12/15/10	3,391
1,884	France Telecom S.A. (France),
	7.75%, 03/01/11	2,048
753	GTE Corp.
	7.51%, 04/01/09	780
2,294	Nynex Capital Funding Co.,
	SUB, 8.23%, 10/15/09	2,453
	Sprint Capital Corp.,
1,212	7.63%, 01/30/11	1,258
377	8.38%, 03/15/12	404
542	8.75%, 03/15/32	589
1,563	Telecom Italia Capital S.A. (Luxembourg),
	5.25%, 11/15/13	1,542
1,017	TELUS Corp. (Canada),
	8.00%, 06/01/11	1,108
	Verizon Communications, Inc.,
650	5.50%, 04/01/17	650
400	5.55%, 02/15/16	403

642	Verizon Florida, Inc.,
	6.13%, 01/15/13	662
3,107	Verizon Global Funding Corp.,
	7.25%, 12/01/10	3,333
554	Verizon Maryland, Inc.,
	6.13%, 03/01/12 (c)	579
844	Verizon Pennsylvania, Inc.,
	8.35%, 12/15/30	1,011
902	Verizon Virginia, Inc.,
	4.63%, 03/15/13	872
		23,923

Electric Utilities — 0.4%
272	Alabama Power Co.,
	4.70%, 12/01/10	276
264	Appalachian Power Co.,
	6.60%, 05/01/09	271
848	Carolina Power & Light Co.,
	5.13%, 09/15/13	851
1,371	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	1,384
1,893	Exelon Generation Co. LLC,
	6.95%, 06/15/11	1,997
410	Florida Power & Light Co.,
	5.95%, 10/01/33 (c)	417
200	Kiowa Power Partners LLC,
	4.81%, 12/30/13 (e)	202
750	Pacific Gas & Electric Co.,
	5.63%, 11/30/17	749
1,025	Potomac Electric Power,
	6.50%, 11/15/37 (c)	1,048
897	PSEG Power LLC,
	7.75%, 04/15/11	965
2,400	Public Service Co. of Oklahoma,
	6.63%, 11/15/37	2,437
	Virginia Electric and Power Co.,
1,000	5.10%, 11/30/12	1,001
600	5.95%, 09/15/17	608
		12,206

Electronic Equipment & Instruments — 0.0% (g)
509	Arrow Electronics, Inc.,
	6.88%, 07/01/13	554

Food & Staples Retailing — 0.1%
1,150	Kroger Co. (The),
	8.05%, 02/01/10	1,237
740	Wal-Mart Stores, Inc.,
	5.25%, 09/01/35	644
		1,881

Food Products — 0.0% (g)
1,200	Kellogg Co.,
	5.13%, 12/03/12	1,209

Gas Utilities — 0.1%
105	Atmos Energy Corp.,
	5.13%, 01/15/13	103
320	CenterPoint Energy Resources Corp.,
	6.13%, 11/01/17	326
697	KeySpan Gas East Corp.,
	7.88%, 02/01/10	745
945	TransCanada Pipelines Ltd. (Canada),
	4.00%, 06/15/13	895
		2,069

Insurance — 1.1%
	American International Group, Inc.,
1,469	4.25%, 05/15/13	1,398
3,095	5.45%, 05/18/17	3,058
2,185	ASIF Global Financing XIX,
	4.90%, 01/17/13 (e)	2,154
2,260	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	2,230
1,695	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	1,815
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (c) (e)	928
1,017	7.90%, 07/02/10 (c) (e)	1,112
1,658	MassMutual Global Funding II,
	3.50%, 03/15/10 (e)	1,641
1,093	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	1,130
2,260	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	2,269
467	Nationwide Financial Services,
	6.25%, 11/15/11	492
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	891
2,637	5.38%, 09/15/13 (e)	2,723
571	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	564
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	928
4,049	6.25%, 02/15/12 (e)	4,332
	Protective Life Secured Trust,
2,350	4.00%, 04/01/11	2,351
835	4.00%, 10/07/09	838
245	XL Capital Ltd. (Cayman Islands),
	5.25%, 09/15/14	237
		31,091

Media — 0.5%
599	Comcast Cable Communications LLC,
	7.13%, 06/15/13	642
2,750	Comcast Cable Holdings LLC,
	9.80%, 02/01/12	3,194

	Comcast Corp.,
1,000	5.30%, 01/15/14	984
1,484	5.50%, 03/15/11	1,499
1,845	5.90%, 03/15/16	1,858
700	Comcast Holding Corp.,
	10.63%, 07/15/12	833
688	Cox Communications, Inc.,
	7.75%, 11/01/10	739
	Historic TW, Inc.,
829	7.48%, 01/15/08	831
1,177	9.15%, 02/01/23	1,432
2,000	Time Warner Cable, Inc.,
	5.85%, 05/01/17	1,976
	Time Warner Entertainment Co. LP,
600	8.38%, 07/15/33	712
100	8.38%, 03/15/23	117
866	10.15%, 05/01/12	1,023
171	Time Warner, Inc.,
	7.70%, 05/01/32	188
		16,028

Metals & Mining — 0.0% (g)
1,172	Alcoa, Inc.,
	5.55%, 02/01/17 (c)	1,150

Multi-Utilities — 0.2%
749	Dominion Resources, Inc.,
	6.25%, 06/30/12	782
1,413	DTE Energy Co.,
	6.65%, 04/15/09	1,448
	Duke Energy Carolinas LLC,
1,884	4.20%, 10/01/08 (c)	1,875
1,408	5.63%, 11/30/12	1,471
		5,576

Multiline Retail — 0.0% (g)
1,200	Nordstrom, Inc.,
	7.00%, 01/15/38	1,209

Oil, Gas & Consumable Fuels — 0.2%
400	Conoco Funding Co. (Canada),
	7.25%, 10/15/31 (c)	468
1,000	ConocoPhillips Canada Funding Co. (Canada),
	5.63%, 10/15/16 (c)	1,027
1,760	ConocoPhillips Co.,
	8.75%, 05/25/10	1,935
200	Kerr-McGee Corp.,
	6.95%, 07/01/24	215
1,532	Marathon Oil Corp.,
	6.00%, 10/01/17	1,565
		5,210

Paper & Forest Products — 0.1%
International Paper Co.,
1,291	4.00%, 04/01/10	1,278

600	4.25%, 01/15/09	593
471	Weyerhaeuser Co.,
	6.75%, 03/15/12	497
		2,368

Personal Products — 0.0% (g)
856	Procter & Gamble Co.,
	9.36%, 01/01/21	1,085

Pharmaceuticals — 0.0% (g)
250	Abbott Laboratories,
	6.15%, 11/30/37	259
650	Schering-Plough Corp.,
	6.00%, 09/15/17	671
		930

Real Estate Investment Trusts (REITs) — 0.0% (g)
1,300	HRPT Properties Trust,
	6.65%, 01/15/18	1,310

Real Estate Management & Development — 0.0% (g)
269	ERP Operating LP,
	4.75%, 06/15/09	269

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
828	6.13%, 03/15/09	841
959	7.13%, 12/15/10	1,019
350	Erac USA Finance Co.,
	6.38%, 10/15/17 (e)	346
355	Norfolk Southern Corp.,
	7.70%, 05/15/17 (c)	410
	Union Pacific Corp.,
235	4.88%, 01/15/15	230
1,100	5.65%, 05/01/17 (c)	1,107
		3,953

Software — 0.1%
1,382	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	1,381

Thrifts & Mortgage Finance — 0.3%
616	Bank United,
	8.00%, 03/15/09	641
	Countrywide Home Loans, Inc.,
1,160	3.25%, 05/21/08 (c)	1,033
180	4.13%, 09/15/09 (c)	135
2,795	4.00%, 03/22/11	2,126
770	Washington Mutual Bank FA,
	6.88%, 06/15/11	728
	Washington Mutual, Inc.,
1,267	4.20%, 01/15/10	1,159
720	4.63%, 04/01/14	577
1,000	5.25%, 09/15/17	799
1,000	7.25%, 11/01/17 (c)	869
1,100	World Savings Bank FSB,
	4.50%, 06/15/09	1,102

9,169

Water Utilities — 0.0% (g)
1,000	American Water,
	6.09%, 10/15/17 (e)	1,046

Wireless Telecommunication Services — 0.2%
1,637	New Cingular Wireless Services, Inc.,
	7.88%, 03/01/11	1,775
4,500	Sprint Nextel Corp.,
	6.00%, 12/01/16 (c)	4,285
		6,060
	Total Corporate Bonds
	(Cost $354,974)	351,663

Foreign Government Securities — 0.4%

	Province of Quebec (Canada),
4,332	5.75%, 02/15/09 (c)	4,444
377	SUB, 7.37%, 03/06/26	477
	United Mexican States (Mexico),
1,569	4.63%, 10/08/08 (c)	1,566
1,407	6.38%, 01/16/13	1,494
856	6.63%, 03/03/15 (c)	926
3,308	Series A, 7.50%, 04/08/33	4,003
	Total Foreign Government Securities
	(Cost $12,537)	12,910

Mortgage Pass-Through Securities — 9.7%
	Federal Home Loan Mortgage Corp. Conventional Pools,
-(h)	7.50%, 07/01/16	-(h)
37	12.00%, 08/01/15 - 07/01/19	41
3,421	ARM, 4.13%, 04/01/34	3,387
2,335	ARM, 4.27%, 12/01/33	2,382
2,387	ARM, 4.66%, 12/01/34	2,408
2,288	ARM, 5.73%, 11/01/36	2,314
948	ARM, 5.89%, 02/01/37	964
2,149	ARM, 5.89%, 10/01/36	2,186
146	ARM, 6.94%, 07/01/19	147
96	ARM, 7.17%, 04/01/30	97
	Federal Home Loan Mortgage Corp. Gold Pools,
11,221	4.00%, 06/01/13 - 05/01/19	11,030
4,684	4.00%, 09/01/35	4,346
651	4.50%, 08/01/18	642
5,856	5.00%, 01/01/34 - 09/01/34	5,762
214	5.50%, 06/01/17	217
1,750	5.50%, 10/01/33 - 01/01/34	1,733
7,886	5.50%, 10/01/33 - 07/01/35	7,907
243	6.00%, 04/01/18	248
567	6.00%, 12/01/22	580
1,262	6.00%, 12/01/33 - 01/01/34	1,284
2,758	6.50%, 08/01/16 - 02/01/19	2,848

1,637	6.50%, 11/01/22	1,695
6,962	6.50%, 11/01/34 - 11/01/36	7,165
1,186	7.00%, 01/01/17 - 04/01/17	1,233
406	7.00%, 07/01/29	420
2,663	7.00%, 07/01/32 - 10/01/36	2,769
368	7.50%, 09/01/10 - 11/01/15	379
107	8.50%, 11/01/15	118
	Federal National Mortgage Association Various Pools,
4,189	3.50%, 09/01/18 - 07/01/19	3,940
6,216	4.00%, 09/01/13 - 11/01/33	5,966
41,142	4.00%, 07/01/18 - 12/01/18	39,749
4,087	4.50%, 11/01/14 - 03/01/24	4,070
24,109	4.50%, 06/01/18 - 12/01/19	23,765
4,650	4.50%, 11/01/33 - 02/01/35	4,429
2,936	5.00%, 12/01/16	2,944
13,963	5.00%, 07/01/33 - 09/01/35	13,715
2,109	5.50%, 06/01/12 - 09/01/33	2,131
13,442	5.50%, 04/01/33 - 03/01/34	13,499
141	6.00%, 02/01/14	144
6,829	6.00%, 06/01/16 - 08/01/19	6,992
4,081	6.00%, 12/01/28 - 09/01/33	4,167
941	6.50%, 03/01/17	972
783	6.50%, 03/01/29 - 08/01/31	816
9,396	6.50%, 05/01/22 - 07/01/36	9,717
1,490	7.00%, 03/01/17 - 09/01/17	1,551
1364	7.00%, 04/01/17 - 10/01/46	1,419
95	7.50%, 03/01/17	100
1,651	7.50%, 08/01/36	1,727
267	8.00%, 11/01/12 - 11/01/15	276
1,694	8.00%, 03/01/27 - 11/01/28	1,816
135	9.00%, 05/01/18	147
47	9.50%, 07/01/28	52
296	10.89%, 04/15/19	344
38	12.50%, 01/01/16	43
601	ARM, 3.87%, 07/01/33	613
1,697	ARM, 3.99%, 05/01/34	1,699
2,516	ARM, 4.11%, 09/01/33	2,476
1,124	ARM, 4.15%, 01/01/34	1,122
1,332	ARM, 4.23%, 04/01/34	1,309
2,581	ARM, 4.25%, 07/01/33	2,621
4,230	ARM, 4.31%, 06/01/35	4,214
790	ARM, 4.40%, 02/01/34	784
819	ARM, 4.54%, 01/01/36	815
1,004	ARM, 4.56%, 07/01/34	1,027
601	ARM, 4.59%, 09/01/34	601
2,058	ARM, 4.60%, 11/01/34	2,058
1,033	ARM, 4.67%, 05/01/35	1,040
2,431	ARM, 4.69%, 04/01/35	2,426
2,385	ARM, 4.71%, 01/01/35	2,387
1,258	ARM, 4.73%, 11/01/34	1,262

7,753	ARM, 4.74%, 04/01/35	7,852
1,645	ARM, 4.77%, 10/01/34	1,640
848	ARM, 4.79%, 09/01/35	854
4,192	ARM, 4.80%, 08/01/34	4,215
2,306	ARM, 4.80%, 10/01/34	2,305
318	ARM, 4.81%, 04/01/34	322
3,842	ARM, 4.83%, 01/01/35	3,851
877	ARM, 4.85%, 02/01/35	880
3,365	ARM, 4.87%, 01/01/33	3,373
1,113	ARM, 4.90%, 09/01/34	1,114
1,776	ARM, 4.93%, 08/01/34	1,775
2,898	ARM, 4.97%, 07/01/33	2,902
2,994	ARM, 5.00%, 05/01/35	3,012
1,479	ARM, 5.15%, 10/01/34	1,506
5,534	ARM, 5.26%, 09/01/35	5,577
2,290	ARM, 5.47%, 06/01/36	2,300
233	ARM, 5.53%, 09/01/27	236
247	ARM, 5.55%, 03/01/29	250
2,601	ARM, 5.97%, 07/01/36	2,640
950	ARM, 6.78%, 11/01/33	960
51	ARM, 6.71%, 03/01/19	51
20	ARM, 5.51%, 01/01/19	21
	Government National Mortgage Association Various Pools,
1,103	4.50%, 08/20/33	1,060
380	6.50%, 06/15/17 - 12/15/17	392
1,125	6.50%, 03/15/28 - 04/15/33	1,169
618	7.00%, 02/15/33 - 06/15/33	658
303	7.50%, 11/15/22 - 11/15/31	322
652	8.00%, 01/15/16	689
284	8.00%, 09/15/22 - 09/20/28	308
66	8.50%, 05/20/25	72
12	9.00%, 12/15/16	13
	Total Mortgage Pass-Through Securities
	(Cost $284,536)	287,566

Municipal Bond — 0.1%
2,090	State of Illinois, Taxable Pension,
	GO, 5.10%, 06/01/33
	(Cost $2,106)	2,043

Supranational — 0.0% (g)
397	Corp. Andina de Fomento
	5.20%, 05/21/13	401
	(Cost $404)

U.S. Government Agency Securities — 1.2%
11,775	Federal Home Loan Bank System,
	4.72%, 09/20/12	11,842
	Federal Home Loan Mortgage Corp.,
3,173	4.13%, 07/12/10 (c)	3,205
848	5.75%, 01/15/12	906
833	6.63%, 09/15/09	874

1,043	6.88%, 09/15/10 (c)	1,128
	Federal National Mortgage Association,
1,507	5.50%, 03/15/11 (c)	1,587
926	6.00%, 05/15/08	932
1,367	6.13%, 03/15/12	1,483
3,464	6.25%, 02/01/11	3,705
791	6.38%, 06/15/09 (c)	822
2,826	6.63%, 09/15/09	2,966
885	7.13%, 06/15/10	958
3,998	7.25%, 01/15/10	4,285
	Total U.S. Government Agency Securities
	(Cost $34,392)	34,693

U.S. Treasury Obligations — 19.9%
	U.S. Treasury Bonds,
1,046	6.25%, 08/15/23 (c)	1,263
3,275	7.50%, 11/15/16	4,128
1,435	7.63%, 02/15/25 (c)	1,984
4,731	7.88%, 02/15/21 (c)	6,413
614	8.13%, 05/15/21	850
3,300	8.75%, 05/15/17 (c)	4,515
3,295	8.75%, 08/15/20 (c)	4,730
941	8.88%, 02/15/19	1,333
490	9.25%, 02/15/16	672
2,069	9.88%, 11/15/15 (c)	2,912
9,901	11.75%, 11/15/14 (m)	11,511
40,923	12.00%, 08/15/13 (m)	43,292
4,238	12.50%, 08/15/14 (m)	4,891
377	13.25%, 05/15/14 (m)	430
	U.S. Treasury Bonds Coupon STRIPS,
3,600	05/15/08	3,550
1,456	05/15/09 (c)	1,394
1,000	11/15/09 (c)	943
3,485	02/15/10 (c)	3,263
16,047	02/15/11 (c)	14,497
9,309	08/15/11 (c)	8,268
12,534	05/15/12 (c)	10,906
5,861	11/15/12 (c)	4,953
27,604	02/15/13 (c)	23,035
2,569	05/15/13	2,121
7,217	08/15/13 (c)	5,902
31,778	02/15/14 (m)	25,348
14,425	05/15/14 (m)	11,344
32,565	08/15/14 (m)	25,356
23,253	11/15/14 (m)	17,864
15,580	02/15/15 (m)	11,739
3,626	05/15/15 (c)	2,703
13,603	08/15/15 (c)	10,043
25,522	11/15/15 (c)	18,570
50,996	02/15/16 (c)	36,677

12,730	05/15/16 (c)	9,042
2,236	08/15/16	1,571
10,137	11/15/16 (c)	7,019
9,304	02/15/17 (c)	6,370
24,196	05/15/17 (c)	16,306
8,429	11/15/17 (c)	5,547
31,715	05/15/18 (c)	20,291
13,727	02/15/19 (c)	8,431
2,750	08/15/20 (c)	1,561
678	02/15/22 (c)	355
5,337	02/15/23 (c)	2,681
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09 (c)	5,277
14,230	11/15/12	12,025
8,500	02/15/15 (c)	6,473
5,445	11/15/15	3,956
1,000	05/15/16 (c)	710
	U.S. Treasury Inflation Indexed Bonds,
8,764	3.63%, 04/15/28 (m)	11,276
2,446	3.88%, 01/15/09 (c)	2,528
15,361	4.25%, 01/15/10 (c)	16,445
	U.S. Treasury Notes
377	3.13%, 09/15/08 (c)	377
1,110	3.25%, 01/15/09 (c)	1,112
1,870	3.25%, 08/15/08 (c)	1,870
2,428	3.38%, 10/15/09 (c)	2,442
1,969	3.50%, 12/15/09 (c)	1,987
428	3.63%, 01/15/10 (c)	433
2,195	4.00%, 06/15/09 (c)	2,225
29,968	4.00%, 04/15/10 (c)	30,621
1,150	4.50%, 09/30/11 (c)	1,200
13,500	4.63%, 10/31/11 (c)	14,158
3,050	4.75%, 05/15/14 (c)	3,244
1,500	4.88%, 05/15/09 (c)	1,538
7,175	5.00%, 07/31/08 (c)	7,250
1,421	5.63%, 05/15/08 (c)	1,436
6,467	5.75%, 08/15/10 (c)	6,908
9,379	6.00%, 08/15/09 (c)	9,830
33,523	6.50%, 02/15/10 (m)	35,940
	Total U.S. Treasury Obligations
	(Cost $582,257)	587,835

Total Long-Term Investments
	(Cost $2,747,515)	2,757,415
Shares

Short-Term Investment — 6.7%

Investment Company — 6.7%
199,276	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
	(Cost $199,276)	199,276

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 12.9%

Certificates of Deposit — 1.2%
15,700	Canadian Imperial Bank, New York,
	FRN, 4.62%, 02/14/08	15,696
9,750	Deutsche Bank, New York,
	FRN, 4.78%, 01/22/08	9,748
9,000	Natexis Banques Populaires, New York,
	FRN, 4.62%, 01/28/08	8,998
		34,442

Commercial Paper — 2.5%
5,000	Aquinas Funding LLC,
	6.03%, 01/03/08	4,980
19,000	Ebbets Funding LLC,
	5.37%, 12/17/07	18,965
	Scaldis Capital LLC,
15,000	4.86%, 12/17/07	14,972
3,000	4.97%, 12/20/07	2,993
15,388	Thames Asset Global Securities,
	5.12%, 12/14/07	15,366
15,000	Tulip Funding,
	4.82%, 12/18/07	14,970
		72,246

Corporate Notes — 5.5%
7,200	American Express Credit Corp.,
	FRN, 4.66%, 01/15/08	7,197
11,000	Banque Federative du Credit Mutuel,
	FRN, 4.67%, 08/01/08	10,993
1,750	Beta Finance, Inc.,
	FRN, 4.62%, 01/15/08 (i) (s)	1,748
18,500	Caixa Catal,
	FRN, 5.75%, 06/30/08	18,476
12,650	CDC Financial Products, Inc.
	FRN, 4.84%, 12/31/07	12,650
18,400	Citigroup Global Markets, Inc.,
	FRN, 4.84%, 12/07/07	18,400
19,000	Dorada Finance, Inc.,
	FRN, 4.62%, 01/14/08 (i) (s)	18,973
11,000	K2(USA) LLC,
	FRN, 4.63%, 02/15/08 (i) (s)	10,973
18,000	Liberty Lighthouse U.S. Capital,
	FRN, 4.59%, 02/04/08	17,992
10,000	Macquarie Bank Ltd,
	FRN, 4.79%, 08/20/08	9,994
3,000	Metropolitan Life Global Funding,
	FRN, 4.77%, 08/21/08	2,998
5,000	Pricoa Global Funding I,
	FRN, 4.78%, 09/26/08	4,995
	Sigma Finance, Inc.,
2,500	FRN, 4.62%, 01/17/08 (i) (s)	2,496

12,000	FRN, 4.64%, 02/27/08 (i) (s)	11,989
14,000	Unicredito Italiano Bank plc, (Ireland)
	FRN, 4.69%, 08/08/08	13,992
		163,866

Repurchase Agreements — 2.6%
45,244	Banc of America Securities LLC, 4.62%, dated 11/30/07, due 12/03/07, repurchase
	price $45,261, collateralized by U.S. Government Agency Mortgages	45,244
32,000	Lehman Brothers Inc., 4.68%, dated 11/30/07, due 12/03/07, repurchase price
	$32,012, collateralized by U.S. Government Agency Mortgages	32,000
		77,244

Time Deposits — 1.1%
18,000	CSFB, Seoul,
	5.27%, 01/18/08	18,000
15,000	Nordeutsche Landesbank G.C.,
	5.25%, 12/24/07	15,000
		33,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $380,925)	380,798

Total Investments — 112.8%
(Cost $3,327,716)	3,337,489

Liabilities in Excess of Other Assets — (12.8)%	(378,121)

NET ASSETS — 100.0%	$2,959,368

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares and dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,263
Aggregate gross unrealized depreciation	(37,490)
Net unrealized appreciation/depreciation	$9,773

Federal income tax cost of investments	$3,327,716

JPMorgan Equity Index Trust

Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value($)

Long-Term Investments — 99.2%

Common Stocks — 99.1%

Aerospace & Defense — 2.8%
26	Boeing Co.	2,415
14	General Dynamics Corp.	1,199
4	Goodrich Corp.	297
25	Honeywell International, Inc.	1,411
4	L-3 Communications Holdings, Inc. (c)	464
12	Lockheed Martin Corp.	1,279
11	Northrop Grumman Corp.	902
5	Precision Castparts Corp.	676
15	Raytheon Co.	901
6	Rockwell Collins, Inc.	402
33	United Technologies Corp.	2,469
		12,415

Air Freight & Logistics — 1.0%
6	CH Robinson Worldwide, Inc.	296
7	Expeditors International of Washington, Inc. (c)	334
10	FedEx Corp.	1,012
35	United Parcel Service, Inc., Class B	2,575
		4,217

Airlines — 0.1%
25	Southwest Airlines Co. (c)	352

Auto Components — 0.2%
7	Goodyear Tire & Rubber Co. (The) (a)	202
20	Johnson Controls, Inc.	764
		966

Automobiles — 0.3%
70	Ford Motor Co. (a) (c)	525
19	General Motors Corp. (c)	562
8	Harley-Davidson, Inc.	402
		1,489

Beverages — 2.1%
3	Brown-Forman Corp., Class B (c)	203
66	Coca-Cola Co. (The)	4,114
9	Coca-Cola Enterprises, Inc. (c)	247
6	Constellation Brands, Inc., Class A (a) (c)	152
5	Molson Coors Brewing Co., Class B (c)	244
5	Pepsi Bottling Group, Inc.	199
54	PepsiCo, Inc.	4,152
		9,311

Biotechnology — 1.3%
36	Amgen, Inc. (a) (c)	1,999

10	Biogen Idec, Inc. (a)	711
13	Celgene Corp. (a) (c)	784
9	Genzyme Corp. (a)	658
31	Gilead Sciences, Inc. (a)	1,435
		5,587

Building Products — 0.1%
12	Masco Corp.	274
6	Trane, Inc.	222
		496

Capital Markets — 3.4%
6	American Capital Strategies Ltd. (c)	235
8	Ameriprise Financial, Inc.	460
38	Bank of New York Mellon Corp. (The)	1,817
4	Bear Stearns Cos., Inc. (The) (c)	386
32	Charles Schwab Corp. (The)	767
14	E*Trade Financial Corp. (a) (c)	65
3	Federated Investors, Inc., Class B (c)	119
5	Franklin Resources, Inc.	666
14	Goldman Sachs Group, Inc. (The)	3,061
5	Janus Capital Group, Inc. (c)	176
4	Legg Mason, Inc. (c)	337
18	Lehman Brothers Holdings, Inc.	1,107
29	Merrill Lynch & Co., Inc.	1,720
35	Morgan Stanley	1,847
6	Northern Trust Corp.	516
13	State Street Corp. (c)	1,036
9	T. Rowe Price Group, Inc.	543
		14,858

Chemicals — 1.8%
7	Air Products & Chemicals, Inc. (c)	712
2	Ashland, Inc.	92
32	Dow Chemical Co. (The)	1,326
31	E.l. du Pont de Nemours & Co.	1,414
3	Eastman Chemical Co.	180
6	Ecolab, Inc. (c)	278
4	Hercules, Inc.	75
3	International Flavors & Fragrances, Inc.	149
18	Monsanto Co.	1,805
5	PPG Industries, Inc.	375
11	Praxair, Inc.	909
4	Rohm & Haas Co.	230
4	Sigma-Aldrich Corp. (c)	230
		7,775

Commercial Banks — 3.2%
18	BB&T Corp.	663
5	Comerica, Inc. (c)	233
6	Commerce Bancorp, Inc.	255
18	Fifth Third Bancorp (c)	534
4	First Horizon National Corp. (c)	93
12	Huntington Bancshares, Inc. (c)	191

13	KeyCorp (c)	341
2	M&T Bank Corp.	227
9	Marshall & Ilsley Corp. (c)	279
21	National City Corp. (c)	417
11	PNC Financial Services Group, Inc. (c)	834
23	Regions Financial Corp. (c)	619
12	SunTrust Banks, Inc.	815
11	Synovus Financial Corp. (c)	271
57	U.S. Bancorp	1,902
63	Wachovia Corp.	2,724
111	Wells Fargo & Co. (c)	3,609
4	Zions Bancorp (c)	196
		14,203

Commercial Services & Supplies — 0.5%
10	Allied Waste Industries, Inc. (a) (c)	109
4	Avery Dennison Corp. (c)	185
4	Cintas Corp.	144
5	Equifax, Inc.	177
4	Monster Worldwide, Inc. (a)	149
7	Pitney Bowes, Inc.	282
7	R.R. Donnelley & Sons Co.	271
5	Robert Half International, Inc. (c)	147
17	Waste Management, Inc.	593
		2,057

Communications Equipment — 2.6%
3	Ciena Corp. (a) (c)	126
203	Cisco Systems, Inc. (a)	5,682
52	Corning, Inc.	1,272
7	JDS Uniphase Corp. (c) (a)	95
17	Juniper Networks, Inc. (a)	509
77	Motorola, Inc.	1,231
56	QUALCOMM, Inc.	2,273
15	Tellabs, Inc. (a)	101
		11,289

Computers & Peripherals — 4.4%
29	Apple, Inc. (a)	5,276
76	Dell, Inc. (a) (c)	1,856
70	EMC Corp. (a)	1,345
86	Hewlett-Packard Co.	4,391
45	International Business Machines Corp.	4,764
3	Lexmark International, Inc., Class A (a)	110
12	Network Appliance, Inc. (a)	293
5	QLogic Corp. (a) (c)	66
8	SanDisk Corp. (a)	284
28	Sun Microsystems, Inc. (a)	574
6	Teradata Corp. (a)	156
		19,115

Construction & Engineering — 0.2%
3	Fluor Corp.	433
4	Jacobs Engineering Group, Inc. (a)	335

768

Construction Materials — 0.1%
4	Vulcan Materials Co. (c)	321

Consumer Finance — 0.9%
39	American Express Co.	2,323
14	Capital One Financial Corp. (c)	741
16	Discover Financial Services (c)	276
14	SLM Corp.	523
		3,863

Containers & Packaging — 0.1%
3	Ball Corp.	158
3	Bemis Co., Inc. (c)	94
4	Pactiv Corp. (a)	110
5	Sealed Air Corp.	126
4	Temple-Inland, Inc. (c)	162
		650

Distributors — 0.1%
6	Genuine Parts Co.	272

Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (c)	362
11	H&R Block, Inc.	213
		575

Diversified Financial Services — 4.7%
148	Bank of America Corp.	6,815
6	CIT Group, Inc.	169
166	Citigroup, Inc.	5,515
2	CME Group, Inc. (c)	1,164
2	IntercontinentalExchange, Inc. (a)	386
113	JPMorgan Chase & Co. (q)	5,140
5	Leucadia National Corp. (c)	257
7	Moody's Corp. (c)	278
9	NYSE Euronext	762
		20,486

Diversified Telecommunication Services — 3.0%
203	AT&T, Inc. (m)	7,759
4	CenturyTel, Inc. (c)	159
11	Citizens Communications Co. (c)	147
5	Embarq Corp.	259
53	Qwest Communications International, Inc. (a) (c)	353
97	Verizon Communications, Inc.	4,175
16	Windstream Corp. (c)	206
		13,058

Electric Utilities — 2.1%
6	Allegheny Energy, Inc.	336
13	American Electric Power Co., Inc.	634
42	Duke Energy Corp. (c)	830
11	Edison International	607
7	Entergy Corp.	779
22	Exelon Corp.	1,820
10	FirstEnergy Corp.	696

14	FPL Group, Inc.	945
6	Pepco Holdings, Inc.	181
3	Pinnacle West Capital Corp. (c)	143
13	PPL Corp.	650
9	Progress Energy, Inc.	421
25	Southern Co. (The)	947
		8,989

Electrical Equipment — 0.5%
6	Cooper Industries Ltd., Class A	307
26	Emerson Electric Co.	1,504
5	Rockwell Automation, Inc.	345
		2,156

Electronic Equipment & Instruments — 0.3%
13	Agilent Technologies, Inc. (a)	487
7	Jabil Circuit, Inc.	117
5	Molex, Inc.	132
17	Tyco Electronics Ltd. (Bermuda)	619
		1,355

Energy Equipment & Services — 2.3%
11	Baker Hughes, Inc.	854
10	BJ Services Co. (c)	239
5	ENSCO International, Inc.	265
30	Halliburton Co.	1,085
9	Nabors Industries Ltd. (Bermuda) (a)	252
12	National Oilwell Varco, Inc. (a) (c)	808
9	Noble Corp. (c)	466
4	Rowan Cos., Inc.	130
40	Schlumberger Ltd.	3,709
7	Smith International, Inc.	419
10	Transocean, Inc. (c)	1,415
11	Weatherford International Ltd. (a) (c)	702
		10,344

Food & Staples Retailing — 2.3%
15	Costco Wholesale Corp.	983
49	CVS/Caremark Corp.	1,977
24	Kroger Co. (The)	677
15	Safeway, Inc.	509
7	SUPERVALU, Inc. (c)	293
20	SYSCO Corp.	660
80	Wal-Mart Stores, Inc.	3,828
33	Walgreen Co.	1,210
5	Whole Foods Market, Inc. (c)	199
		10,336

Food Beverage & Tobacco — 0.3%
25	Anheuser-Busch Cos., Inc.	1,316

Food Products — 1.5%
21	Archer-Daniels-Midland Co.	779
7	Campbell Soup Co.	275
16	ConAgra Foods, Inc.	408
4	Dean Foods Co. (c)	108

11	General Mills, Inc.	661
11	H.J. Heinz Co.	502
6	Hershey Co. (The) (c)	225
9	Kellogg Co.	477
52	Kraft Foods, Inc., Class A	1,814
4	McCormick & Co., Inc. (Non-Voting) (c)	165
24	Sara Lee Corp.	406
9	Tyson Foods, Inc., Class A	136
7	Wm. Wrigley, Jr., Co. (c)	463
		6,419

Gas Utilities — 0.1%
2	Nicor, Inc. (c)	64
6	Questar Corp. (c)	307
		371

Health Care Equipment & Supplies — 1.7%
21	Baxter International, Inc.	1,285
8	Becton, Dickinson & Co.	670
44	Boston Scientific Corp. (a)	561
17	Covidien Ltd. (Bermuda)	664
3	CR Bard, Inc.	291
5	Hospira, Inc. (a)	227
38	Medtronic, Inc.	1,920
11	St. Jude Medical, Inc. (a)	451
8	Stryker Corp. (c)	574
4	Varian Medical Systems, Inc. (a)	210
8	Zimmer Holdings, Inc. (a)	509
		7,362

Health Care Providers & Services — 2.3%
17	Aetna, Inc.	951
6	AmerisourceBergen Corp.	272
12	Cardinal Health, Inc.	735
9	Cigna Corp.	505
5	Coventry Health Care, Inc. (a)	301
9	Express Scripts, Inc. (a)	582
6	Humana, Inc. (a)	432
4	Laboratory Corp. of America Holdings (a) (c)	284
10	McKesson Corp.	658
9	Medco Health Solutions, Inc. (a)	901
5	Patterson Cos., Inc. (a) (c)	150
5	Quest Diagnostics, Inc. (a) (c)	287
16	Tenet Healthcare Corp. (a) (c)	87
44	UnitedHealth Group, Inc.	2,426
19	WellPoint, Inc. (a)	1,603
		10,174

Health Care Technology — 0.0% (g)
6	IMS Health, Inc.	152

Hotels, Restaurants & Leisure — 1.5%
15	Carnival Corp. (c)	655
5	Darden Restaurants, Inc.	188
6	Harrah's Entertainment, Inc.	549

11	International Game Technology	488
11	Marriott International, Inc., Class A	399
40	McDonald's Corp.	2,320
25	Starbucks Corp. (a)	580
7	Starwood Hotels & Resorts Worldwide, Inc.	357
3	Wendy's International, Inc.	82
6	Wyndham Worldwide Corp.	173
17	Yum! Brands, Inc.	643
		6,434

Household Durables — 0.4%
2	Black & Decker Corp.	181
4	Centex Corp. (c)	83
9	D.R. Horton, Inc. (c)	109
5	Fortune Brands, Inc.	391
2	Harman International Industries, Inc.	160
3	KB Home (c)	54
6	Leggett & Platt, Inc. (c)	120
5	Lennar Corp., Class A (c)	74
9	Newell Rubbermaid, Inc.	246
7	Pulte Homes, Inc.	72
2	Snap-On, Inc. (c)	94
3	Stanley Works (The) (c)	142
3	Whirlpool Corp.	210
		1,936

Household Products — 2.3%
5	Clorox Co. (c)	299
17	Colgate-Palmolive Co.	1,359
14	Kimberly-Clark Corp. (c)	989
104	Procter & Gamble Co.	7,689
		10,336

Independent Power Producers & Energy Traders — 0.3%
22	AES Corp. (The) (a) (m)	486
6	Constellation Energy Group, Inc.	602
16	Dynegy, Inc., Class A (a)	126
		1,214

Industrial Conglomerates — 3.7%
24	3M Co.	1,984
341	General Electric Co.	13,062
8	Textron, Inc.	574
17	Tyco International Ltd. (Bermuda)	664
		16,284

Insurance — 4.3%
11	ACE Ltd. (Bermuda)	655
16	Aflac, Inc. (m)	1,019
19	Allstate Corp. (The)	996
3	AMBAC Financial Group, Inc. (c)	92
85	American International Group, Inc.	4,963
10	AON Corp.	487
3	Assurant, Inc.	210
13	Chubb Corp. (The)	714

6	Cincinnati Financial Corp.	229
15	Genworth Financial, Inc., Class A	387
11	Hartford Financial Services Group, Inc.	1,008
9	Lincoln National Corp.	555
15	Loews Corp.	707
18	Marsh & McLennan Cos., Inc.	453
4	MBIA, Inc. (c)	154
25	MetLife, Inc.	1,622
9	Principal Financial Group, Inc.	579
24	Progressive Corp. (The)	444
15	Prudential Financial, Inc. (c)	1,439
3	Safeco Corp.	182
3	Torchmark Corp.	196
22	Travelers Cos., Inc. (The)	1,161
12	Unum Group	298
6	XL Capital Ltd., Class A (Bermuda)	354
		18,904

Internet & Catalog Retail — 0.3%
10	Amazon.com, Inc. (a) (c)	921
7	Expedia, Inc. (a) (c)	222
6	IAC/InterActive Corp. (a) (c)	177
		1,320

Internet Software & Services — 1.9%
6	Akamai Technologies, Inc. (a)	210
38	eBay, Inc. (a)	1,274
8	Google, Inc., Class A (a)	5,329
7	VeriSign, Inc. (a) (c)	301
45	Yahoo!, Inc. (a)	1,203
		8,317

IT Services — 0.8%
3	Affiliated Computer Services, Inc., Class A (a)	139
18	Automatic Data Processing, Inc.	797
10	Cognizant Technology Solutions Corp., Class A (a)	299
6	Computer Sciences Corp. (a)	306
5	Convergys Corp. (a)	74
17	Electronic Data Systems Corp.	343
6	Fidelity National Information Services, Inc.	245
6	Fiserv, Inc. (a)	285
-(h)	Metavante Technologies, Inc. (a)	-(h)
11	Paychex, Inc.	442
12	Unisys Corp. (a)	58
26	Western Union Co. (The)	581
		3,569

Leisure Equipment & Products — 0.2%
3	Brunswick Corp. (c)	61
10	Eastman Kodak Co. (c)	224
5	Hasbro, Inc.	148
12	Mattel, Inc.	244
		677

Life Sciences Tools & Services — 0.4%

6	Applera Corp. - Applied Biosystems Group	209
2	Millipore Corp. (a) (c)	147
4	PerkinElmer, Inc.	110
14	Thermo Fisher Scientific, Inc. (a) (c)	819
3	Waters Corp. (a)	259
		1,544

Machinery — 1.8%
21	Caterpillar, Inc.	1,530
3	Cummins, Inc. (c)	405
8	Danaher Corp. (c)	713
7	Deere & Co.	1,269
7	Dover Corp. (c)	315
5	Eaton Corp.	433
14	Illinois Tool Works, Inc.	775
10	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	493
6	ITT Corp. (c)	388
4	Manitowoc Co., Inc. (The) (c)	183
12	PACCAR, Inc. (c)	628
4	Pall Corp.	156
6	Parker-Hannifin Corp.	461
3	Terex Corp. (a)	219
		7,968

Media — 2.9%
23	CBS Corp., Class B	625
17	Clear Channel Communications, Inc.	595
103	Comcast Corp., Class A (a)	2,113
24	DIRECTV Group, Inc. (The) (a)	594
2	Dow Jones & Co., Inc.	130
3	E.W. Scripps Co., Class A (c)	130
8	Gannett Co., Inc.	285
16	Interpublic Group of Companies, Inc. (The) (a) (c)	149
11	McGraw-Hill Cos., Inc. (The)	554
1	Meredith Corp.	71
5	New York Times Co. (The), Class A (c)	79
77	News Corp., Class A	1,624
11	Omnicom Group, Inc.	533
124	Time Warner, Inc.	2,143
3	Tribune Co.	80
23	Viacom, Inc., Class B (a)	961
65	Walt Disney Co. (The)	2,142
		12,808

Metals & Mining — 1.0%
29	Alcoa, Inc.	1,070
3	Allegheny Technologies, Inc. (c)	333
13	Freeport-McMoRan Copper & Gold, Inc.	1,257
15	Newmont Mining Corp.	747
10	Nucor Corp.	567
3	Titanium Metals Corp. (a) (c)	87
4	United States Steel Corp.	385
		4,446

Multi-Utilities — 1.1%
7	Ameren Corp. (c)	372
11	CenterPoint Energy, Inc. (c)	191
7	CMS Energy Corp.	130
9	Consolidated Edison, Inc.	437
19	Dominion Resources, Inc.	915
6	DTE Energy Co.	279
3	Integrys Energy Group, Inc.	129
9	NiSource, Inc.	169
12	PG&E Corp. (c)	544
8	Public Service Enterprise Group, Inc. (c)	811
9	Sempra Energy (c)	551
7	TECO Energy, Inc.	121
14	Xcel Energy, Inc.	323
		4,972

Multiline Retail — 0.8%
3	Big Lots, Inc. (a)	63
2	Dillard's, Inc., Class A (c)	41
5	Family Dollar Stores, Inc.	114
7	J.C. Penney Co., Inc.	326
11	Kohl's Corp. (a)	521
14	Macy's, Inc.	428
7	Nordstrom, Inc. (c)	221
3	Sears Holdings Corp. (a) (c)	266
28	Target Corp.	1,693
		3,673

Office Electronics — 0.1%
31	Xerox Corp. (a)	526

Oil, Gas & Consumable Fuels — 9.4%
15	Anadarko Petroleum Corp.	874
11	Apache Corp.	1,070
15	Chesapeake Energy Corp.	558
71	Chevron Corp.	6,229
54	ConocoPhillips	4,336
6	Consol Energy, Inc.	360
15	Devon Energy Corp.	1,230
23	El Paso Corp.	375
8	EOG Resources, Inc. (c)	675
185	Exxon Mobil Corp.	16,464
9	Hess Corp.	656
24	Marathon Oil Corp.	1,331
6	Murphy Oil Corp.	449
6	Noble Energy, Inc.	410
28	Occidental Petroleum Corp.	1,930
9	Peabody Energy Corp.	492
21	Spectra Energy Corp. (c)	518
4	Sunoco, Inc.	269
5	Tesoro Corp.	224
18	Valero Energy Corp.	1,200
20	Williams Cos., Inc.	693

13	XTO Energy, Inc.	794
41,137

Paper & Forest Products — 0.3%
14	International Paper Co.	483
6	MeadWestvaco Corp.	200
7	Weyerhaeuser Co.	526
		1,209

Personal Products — 0.2%
14	Avon Products, Inc.	592
4	Estee Lauder Cos., Inc. (The), Class A	171
		763

Pharmaceuticals — 6.5%
51	Abbott Laboratories	2,959
10	Allergan, Inc.	686
4	Barr Pharmaceuticals, Inc. (a)	192
66	Bristol-Myers Squibb Co.	1,951
33	Eli Lilly & Co.	1,740
11	Forest Laboratories, Inc. (a)	406
96	Johnson & Johnson	6,528
8	King Pharmaceuticals, Inc. (a) (c)	86
72	Merck & Co., Inc.	4,301
10	Mylan Laboratories, Inc. (c)	145
231	Pfizer, Inc.	5,480
54	Schering-Plough Corp.	1,688
3	Watson Pharmaceuticals, Inc. (a) (c)	100
45	Wyeth	2,198
		28,460

Real Estate Investment Trusts (REITs) — 1.1%
3	Apartment Investment & Management Co.	128
3	AvalonBay Communities, Inc. (c)	264
4	Boston Properties, Inc. (c)	390
4	Developers Diversified Realty Corp. (c)	184
9	Equity Residential (c)	343
8	General Growth Properties, Inc.	380
17	Host Hotels & Resorts, Inc.	334
8	Kimco Realty Corp. (c)	332
6	Plum Creek Timber Co., Inc. (c)	269
9	ProLogis	560
4	Public Storage	320
7	Simon Property Group, Inc.	732
4	Vornado Realty Trust	401
		4,637

Real Estate Management & Development — 0.0% (g)
7	CB Richard Ellis Group, Inc., Class A (a) (c)	156

Road & Rail — 0.8%
10	Burlington Northern Santa Fe Corp.	835
15	CSX Corp. (c)	614
13	Norfolk Southern Corp.	671
2	Ryder System, Inc.	86
9	Union Pacific Corp.	1,119

3,325

Semiconductors & Semiconductor Equipment — 2.6%
20	Advanced Micro Devices, Inc. (a) (c)	199
12	Altera Corp. (c)	223
10	Analog Devices Inc.	319
46	Applied Materials, Inc.	864
16	Broadcom Corp., Class A (a)	418
194	Intel Corp.	5,071
6	KLA-Tencor Corp.	292
7	Linear Technology Corp. (c)	225
24	LSI Corp. (a)	132
7	MEMC Electronic Materials, Inc. (a) (c)	581
7	Microchip Technology, Inc. (c)	208
25	Micron Technology, Inc. (a)	210
8	National Semiconductor Corp. (c)	183
4	Novellus Systems, Inc. (a)	107
18	NVIDIA Corp. (a)	576
6	Teradyne, Inc. (a) (c)	69
48	Texas Instruments, Inc.	1,502
10	Xilinx, Inc.	216
		11,395

Software — 3.5%
20	Adobe Systems, Inc. (a)	825
8	Autodesk, Inc. (a)	361
7	BMC Software, Inc. (a)	221
13	CA, Inc. (c)	317
6	Citrix Systems, Inc. (a)	221
10	Compuware Corp. (a)	83
10	Electronic Arts, Inc. (a) (c)	582
11	Intuit, Inc. (a) (c)	331
268	Microsoft Corp.	9,020
12	Novell, Inc. (a) (c)	82
131	Oracle Corp. (a)	2,645
30	Symantec Corp. (a)	533
		15,221

Specialty Retail — 1.5%
3	Abercrombie & Fitch Co. (c)	237
5	AutoNation, Inc. (a)	83
2	AutoZone, Inc. (a)	170
9	Bed Bath & Beyond, Inc. (a)	284
12	Best Buy Co., Inc.	596
6	Circuit City Stores, Inc. (c)	36
16	Gap, Inc. (The)	336
56	Home Depot, Inc.	1,606
11	Limited Brands, Inc. (c)	213
49	Lowe's Cos., Inc.	1,202
9	Office Depot, Inc. (a)	156
3	OfficeMax, Inc.	63
5	RadioShack Corp. (c)	85
4	Sherwin-Williams Co. (The) (c)	227

24	Staples, Inc. (c)	563
5	Tiffany & Co.	211
15	TJX Cos., Inc. (c)	434
		6,502

Textiles, Apparel & Luxury Goods — 0.4%
12	Coach, Inc. (a)	461
3	Jones Apparel Group, Inc. (c)	58
3	Liz Claiborne, Inc.	85
13	Nike, Inc., Class B	845
2	Polo Ralph Lauren Corp.	138
3	V.F. Corp.	221
		1,808

Thrifts & Mortgage Finance — 0.7%
19	Countrywide Financial Corp. (c)	208
32	Fannie Mae (c)	1,245
22	Freddie Mac (c)	759
18	Hudson City Bancorp, Inc.	269
3	MGIC Investment Corp. (c)	64
12	Sovereign Bancorp, Inc.	141
29	Washington Mutual, Inc. (c)	569
		3,255

Tobacco — 1.4%
70	Altria Group, Inc.	5,436
6	Reynolds American, Inc. (c)	399
5	UST, Inc. (c)	307
		6,142

Trading Companies & Distributors — 0.0% (g)
2	W.W. Grainger, Inc.	211

Wireless Telecommunication Services — 0.5%
14	American Tower Corp., Class A (a)	624
95	Sprint Nextel Corp.	1,471
		2,095
	Total Common Stocks
	(Cost $354,159)	434,341

Investment Company — 0.1%
3	SPDR Trust, Series 1 (c)
	(Cost $426)	437

Total Long-Term Investments
(Cost $354,585)	434,778

Short-Term Investments — 0.1%

Investment Company — 0.0% (g)
114	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $114)	114

Principal

Amount ($)

U.S. Treasury Obligations — 0.1%

	U.S. Treasury Bill,
15	3.19%, 02/14/08 (a) (k) (n)	15
50	3.70%, 01/17/08 (a) (k) (n)	50
60	3.88%, 12/06/07 (a) (k) (n)	60
	(Cost $125)	125

Total Short-Term Investments
(Cost $239)	239

Investments of Cash Collateral for Securities on Loan — 10.5%

Certificates of Deposit — 0.5%
1,000	Canadian Imperial Bank, New York,
	FRN, 4.62%, 02/14/08	1,000
1,250	Deutsche Bank AG, New York,
	FRN, 4.78%, 01/22/08	1,250
		2,250

Corporate Notes — 1.5%
1,000	Banque Federative du Credit Mutuel,	999
	FRN, 4.67%, 08/01/08
1,000	BBVA Senior Finance S.A.,	995
	FRN, 5.75%, 03/12/10
900	CDC Financial Products, Inc.,	900
	FRN, 4.84%, 12/31/07
1,000	General Electric Capital Corp.,	986
	FRN, 4.65%, 03/12/10
1,000	Macquarie Bank Ltd.,	999
	FRN, 4.79%, 08/20/08
500	Monumental Global Funding,	498
	FRN, 5.07%, 05/24/10
1,100	Unicredito Italiano Bank plc,	1,099
	FRN, 4.69%, 08/08/08	6,476

Repurchase Agreements — 8.5%
9,358	Banc of America Securities LLC, 4.62%, dated 11/30/07, due 12/03/07, repurchase price $9,362, collateralized by U.S. Government Agency Mortgages.	9,358
7,000	Barclays Capital, Inc., 4.63%, dated 11/30/07, due 12/03/07, repurchase price $7,003, collateralized by U.S. Government Agency Mortgages.	7,000
7,000	Bear Stearns Cos., Inc, 4.69%, dated 11/30/07, due 12/03/07, repurchase price $7,003, collateralized by U.S. Government Agency Mortgages.	7,000
7,000	Credit Suisse First Boston LLC, 4.70%, dated 11/30/07, due 12/03/07, repurchase price $7,003, collateralized by U.S. Government Agency Mortgages.	7,000
7,000	Lehman Brothers, Inc., 4.68%, dated 11/30/07, due 12/03/07, repurchase price $7,003, collateralized by U.S. Government Agency Mortgages.	7,000
		37,358
	Total Investments of Cash Collateral for Securities on Loan

(Cost $46,108)	46,084

Total Investments — 109.8%
(Cost $400,932)	481,101

Liabilities in Excess of Other Assets — (9.8)%	(42,963)

NET ASSETS — 100.0%	$438,138

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/2007	UNREALIZED APPRECIATION
	Long Futures Outstanding
7	S&P 500 Index	December, 2007	$2,596	$20

ABBREVIATIONS:

(a)	Non-income producing security

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

FRN	Floating Rate Note. The rate shown is the rate in effect as of August 31, 2007.

SPDR	Standard & Poor’s Depositary Receipt.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposed was as follows:

Aggregate gross unrealized appreciation	$102,883
Aggregate gross unrealized depreciation	(22,714)
Net unrealized appreciation/depreciation	$80,169

Federal income tax cost of investments	$400,932

JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 96.4%

Asset-Backed Securities — 3.0%
405	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	406
	AmeriCredit Automobile Receivables Trust,
1,000	Series 2006-BG, Class A3, 5.21%, 10/06/11	1,002
800	Series 2006-BG, Class A4, 5.21%, 09/06/13	805
133	Bear Stearns Asset Backed Securities Trust, Inc.,
	Series 2006-SD1, Class A, FRN, 5.16%, 04/25/36	121
200	Capital One Auto Finance Trust,
	Series 2007-B, Class A3A, 5.03%, 04/15/12	201
350	Capital One Prime Auto Receivables Trust,
	Series 2007-2, Class A2, 5.05%, 03/15/10	351
	Citibank Credit Card Issuance Trust,
860	Series 2002-C2, Class C2, 6.95%, 02/18/14	888
500	Series 2005-B1, Class B1, 4.40%, 09/15/10	497
	CNH Equipment Trust,
98	Series 2003-B, Class A4B, 3.38%, 02/15/11	98
200	Series 2007-A, Class A3, 4.99%, 10/15/10	201
348	Countrywide Asset-Backed Certificates,
	Series 2004-AB2, Class A2, FRN, 5.06%, 05/25/36	348
	Ford Credit Auto Owner Trust,
1,200	Series 2006-B, Class A4, 5.25%, 09/15/11	1,212
300	Series 2007-B, Class A3A, 5.15%, 11/15/11	302
161	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29	142
600	Household Automotive Trust,
	Series 2005-1, Class A4, 4.35%, 06/18/12	596
500	Household Credit Card Master Note Trust I,
	Series 2006-1, Class A, 5.10%, 06/15/12	507
	MBNA Credit Card Master Note Trust,
607	Series 2002-C1, Class C1, 6.80%, 07/15/14	624
253	Series 2003-C1, Class C1, FRN, 6.35%, 06/15/12	253
445	MBNA Master Credit Card Trust,
	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	465
154	Wachovia Auto Owner Trust,
	Series 2006-A, Class A3, 5.35%, 02/22/11	155
	WFS Financial Owner Trust,
700	Series 2005-1, Class A4, 3.87%, 08/17/12	695
	Total Asset Backed Securities
	(Cost $9,975)	9,869

Collateralized Mortgage Obligations — 37.9%

Agency CMO — 30.8%
	Federal Home Loan Mortgage Corp. REMICS,
20	Series 11, Class D, 9.50%, 07/15/19	21
-(h)	Series 41, Class I, HB, 84.00%, 05/15/20	-(h)
10	Series 46, Class B, 7.80%, 09/15/20	10

3	Series 47, Class F, 10.00%, 06/15/20	3
-(h)	Series 85, Class C, 8.60%, 01/15/21	-(h)
8	Series 99, Class Z, 9.50%, 01/15/21	9
36	Series 114, Class H, 6.95%, 01/15/21	36
3	Series 1079, Class S, IF, 18.06%, 05/15/21	4
3	Series 1084, Class F, FRN, 5.64%, 05/15/21	3
2	Series 1084, Class S, IF, HB, 24.13%, 05/15/21	2
18	Series 1144, Class KB, 8.50%, 09/15/21	18
-(h)	Series 1172, Class L, VAR, HB, 1,180.80%, 11/15/21	-(h)
-(h)	Series 1196, Class B, IF, HB, 619.20%, 01/15/22	3
30	Series 1206, Class IA, 7.00%, 03/15/22	30
285	Series 1212, Class IZ, 8.00%, 02/15/22	284
21	Series 1250, Class J, 7.00%, 05/15/22	21
56	Series 1343, Class LA, 8.00%, 08/15/22	61
2	Series 1465, Class SA, IF, IO, 4.31%, 02/15/08	-(h)
249	Series 1466, Class PZ, 7.50%, 02/15/23	252
3	Series 1470, Class F, FRN, 5.38%, 02/15/23	3
102	Series 1491, Class I, 7.50%, 04/15/23	104
1	Series 1506, Class F, FRN, 6.03%, 05/15/08	1
-(h)	Series 1506, Class S, IF, 9.71%, 05/15/08	-(h)
3	Series 1506, Class SD, IF, IO, 3.81%, 05/15/08	-(h)
56	Series 1512, Class J, 6.50%, 05/15/08	56
7	Series 1513, Class AG, FRN, 3.64%, 05/15/08	7
13	Series 1513, Class N, 6.50%, 05/15/08	13
101	Series 1518, Class G, IF, 5.26%, 05/15/23	101
95	Series 1541, Class O, FRN, 3.69%, 07/15/23	93
7	Series 1544, Class J, IF, 8.50%, 07/15/08	7
4	Series 1549, Class K, 8.50%, 07/15/08	4
168	Series 1558, Class D, 6.50%, 07/15/23	171
18	Series 1586, Class M, 5.00%, 09/15/08	18
1	Series 1600, Class SC, IF, 8.60%, 10/15/08	1
3	Series 1602, Class SA, IF, 7.52%, 10/15/23	3
9	Series 1604, Class SA, IF, 6.64%, 11/15/08	9
17	Series 1606, Class SC, IF, 9.22%, 11/15/08	17
619	Series 1607, Class H, 6.25%, 10/15/13	624
304	Series 1608, Class L, 6.50%, 09/15/23	316
325	Series 1609, Class LG, IF, 7.18%, 11/15/23	342
132	Series 1611, Class JA, FRN, 5.88%, 08/15/23	132
120	Series 1611, Class JB, IF, 5.43%, 08/15/23	121
24	Series 1625, Class SD, IF, 8.50%, 12/15/08	24
4	Series 1671, Class L, 7.00%, 02/15/24	4
7	Series 1685, Class Z, 6.00%, 11/15/23	7
11	Series 1689, Class SD, IF, 9.31%, 10/15/23	11
40	Series 1698, Class SC, IF, 10.13%, 03/15/09	41
41	Series 1700, Class GA, PO, 02/15/24	39
405	Series 1706, Class K, 7.00%, 03/15/24	426
36	Series 1745, Class D, 7.50%, 08/15/24	36
111	Series 1798, Class F, 5.00%, 05/15/23	109
5	Series 1807, Class G, 9.00%, 10/15/20	5
12	Series 1900, Class T, PO, 08/15/08	12

436	Series 1927, Class PH, 7.50%, 01/15/27	456
14	Series 1967, Class PC, PO, 10/15/08	14
213	Series 1981, Class Z, 6.00%, 05/15/27	216
63	Series 1987, Class PE, 7.50%, 09/15/27	64
4	Series 2017, Class SE, IF, 8.03%, 12/15/08	4
161	Series 2025, Class PE, 6.30%, 01/15/13	164
33	Series 2033, Class SN, IF, IO, 11.75%, 03/15/24	10
90	Series 2038, Class PN, IO, 7.00%, 03/15/28	18
364	Series 2040, Class PE, 7.50%, 03/15/28	374
153	Series 2056, Class TD, 6.50%, 05/15/18	159
587	Series 2063, Class PG, 6.50%, 06/15/28	606
78	Series 2064, Class TE, 7.00%, 06/15/28	81
400	Series 2075, Class PH, 6.50%, 08/15/28	415
304	Series 2075, Class PM, 6.25%, 08/15/28	313
100	Series 2089, Class PJ, IO, 7.00%, 10/15/28	18
69	Series 2097, Class PV, 6.00%, 09/15/09	69
82	Series 2102, Class TC, 6.00%, 12/15/13	85
449	Series 2115, Class PE, 6.00%, 01/15/14	460
313	Series 2125, Class JZ, 6.00%, 02/15/29	320
38	Series 2163, Class PC, IO, 7.50%, 06/15/29	7
506	Series 2169, Class TB, 7.00%, 06/15/29	537
202	Series 2172, Class QC, 7.00%, 07/15/29	212
2	Series 2196, Class TL, 7.50%, 11/15/29	3
137	Series 2201, Class C, 8.00%, 11/15/29	144
241	Series 2210, Class Z, 8.00%, 01/15/30	253
105	Series 2224, Class CB, 8.00%, 03/15/30	108
153	Series 2256, Class MC, 7.25%, 09/15/30	154
234	Series 2259, Class ZM, 7.00%, 10/15/30	240
174	Series 2271, Class PC, 7.25%, 12/15/30	177
202	Series 2283, Class K, 6.50%, 12/15/23	213
113	Series 2296, Class PD, 7.00%, 03/15/31	117
55	Series 2306, Class K, PO, 05/15/24	47
134	Series 2306, Class SE, IF, IO, 6.03%, 05/15/24	14
76	Series 2333, Class HC, 6.00%, 07/15/31	77
173	Series 2344, Class QG, 6.00%, 08/15/16	178
2,458	Series 2344, Class ZD, 6.50%, 08/15/31	2,528
308	Series 2344, Class ZJ, 6.50%, 08/15/31	320
255	Series 2345, Class NE, 6.50%, 08/15/31	264
277	Series 2345, Class PQ, 6.50%, 08/15/16	288
245	Series 2347, Class VP, 6.50%, 03/15/20	254
303	Series 2351, Class PZ, 6.50%, 08/15/31	313
199	Series 2355, Class BP, 6.00%, 09/15/16	205
227	Series 2360, Class PG, 6.00%, 09/15/16	233
51	Series 2362, Class PD, 6.50%, 06/15/20	51
3	Series 2362, Class PJ, 6.50%, 10/15/28	3
198	Series 2366, Class MD, 6.00%, 10/15/16	199
357	Series 2391, Class QR, 5.50%, 12/15/16	362
351	Series 2391, Class VQ, 6.00%, 10/15/12	358
267	Series 2392, Class PV, 6.00%, 12/15/20	269
543	Series 2405, Class PE, 6.00%, 01/15/17	563

92	Series 2410, Class HC, 5.50%, 02/15/09	93
225	Series 2410, Class NG, 6.50%, 02/15/32	235
260	Series 2410, Class OE, 6.38%, 02/15/32	269
99	Series 2410, Class QX, IF, IO, 4.00%, 02/15/32	11
52	Series 2412, Class SE, IF, 6.49%, 02/15/09	53
405	Series 2412, Class SP, IF, 6.80%, 02/15/32	431
117	Series 2423, Class MC, 7.00%, 03/15/32	122
229	Series 2423, Class MT, 7.00%, 03/15/32	240
243	Series 2435, Class CJ, 6.50%, 04/15/32	255
405	Series 2435, Class VH, 6.00%, 07/15/19	414
304	Series 2441, Class GF, 6.50%, 04/15/32	319
270	Series 2444, Class ES, IF, IO, 3.30%, 03/15/32	25
303	Series 2450, Class GZ, 7.00%, 05/15/32	316
108	Series 2450, Class SW, IF, IO, 3.35%, 03/15/32	9
405	Series 2455, Class GK, 6.50%, 05/15/32	422
560	Series 2460, Class VZ, 6.00%, 11/15/29	570
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,053
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,050
405	Series 2474, Class NR, 6.50%, 07/15/32	423
572	Series 2484, Class LZ, 6.50%, 07/15/32	603
455	Series 2498, Class UD, 5.50%, 06/15/16	457
607	Series 2500, Class MC, 6.00%, 09/15/32	616
179	Series 2500, Class TD, 5.50%, 02/15/16	179
607	Series 2512, Class PG, 5.50%, 10/15/22	617
153	Series 2513, Class YO, PO, 02/15/32	141
607	Series 2515, Class DE, 4.00%, 03/15/32	579
54	Series 2519, Class BT, 8.50%, 09/15/31	59
373	Series 2527, Class VU, 5.50%, 10/15/13	376
304	Series 2535, Class BK, 5.50%, 12/15/22	308
425	Series 2537, Class TE, 5.50%, 12/15/17	432
675	Series 2543, Class YX, 6.00%, 12/15/32	683
391	Series 2557, Class WJ, 5.00%, 07/15/14	391
400	Series 2565, Class MB, 6.00%, 05/15/30	404
810	Series 2575, Class ME, 6.00%, 02/15/33	820
263	Series 2586, Class WI, IO, 6.50%, 03/15/33	45
927	Series 2594, Class VA, 6.00%, 03/15/14	940
396	Series 2594, Class VP, 6.00%, 02/15/14	401
405	Series 2594, Class VQ, 6.00%, 08/15/20	412
720	Series 2597, Class AD, 6.50%, 03/15/32	758
648	Series 2597, Class DS, IF, IO, 2.90%, 02/15/33	43
1,364	Series 2599, Class DS, IF, IO, 2.35%, 02/15/33	76
1,495	Series 2610, Class DS, IF, IO, 2.45%, 03/15/33	82
891	Series 2611, Class SH, IF, IO, 3.00%, 10/15/21	62
405	Series 2617, Class GR, 4.50%, 05/15/18	397
269	Series 2619, Class IM, IO, 5.00%, 10/15/21	34
300	Series 2622, Class PE, 4.50%, 05/15/18	294
1,000	Series 2628, Class WA, 4.00%, 07/15/28	971
202	Series 2631, Class LC, 4.50%, 06/15/18	198
202	Series 2640, Class VE, 3.25%, 07/15/22	181
70	Series 2643, Class HI, IO, 4.50%, 12/15/16	5

492	Series 2651, Class VZ, 4.50%, 07/15/18	473
176	Series 2656, Class SH, IF, 7.64%, 02/15/25	178
1,000	Series 2657, Class MD, 5.00%, 12/15/20	1,000
283	Series 2668, Class SB, IF, 3.07%, 10/15/15	277
202	Series 2672, Class ME, 5.00%, 11/15/22	202
506	Series 2675, Class CK, 4.00%, 09/15/18	480
361	Series 2682, Class YS, IF, 1.93%, 10/15/33	287
1,000	Series 2684, Class PO, PO, 01/15/33	701
243	Series 2684, Class TO, PO, 10/15/33	122
192	Series 2686, Class GB, 5.00%, 05/15/20	193
149	Series 2691, Class WS, IF, 2.02%, 10/15/33	118
1,000	Series 2695, Class DE, 4.00%, 01/15/17	968
218	Series 2705, Class SC, IF, 2.02%, 11/15/33	181
218	Series 2705, Class SD, IF, 3.02%, 11/15/33	187
14	Series 2733, Class GF, FRN, 0.00%, 09/15/33	13
87	Series 2739, Class S, IF, 2.70%, 01/15/34	59
150	Series 2744, Class FE, FRN, 0.00%, 02/15/34	129
262	Series 2744, Class PC, 5.50%, 01/15/31	263
505	Series 2744, Class PD, 5.50%, 08/15/33	512
405	Series 2744, Class TU, 5.50%, 05/15/32	408
111	Series 2749, Class PK, IO, 5.00%, 09/15/22	2
172	Series 2753, Class S, IF, 2.70%, 02/15/34	128
230	Series 2755, Class PA, PO, 02/15/29	205
107	Series 2755, Class SA, IF, 4.90%, 05/15/30	106
59	Series 2769, Class PO, PO, 03/15/34	37
385	Series 2776, Class SK, IF, 2.10%, 04/15/34	319
537	Series 2841, Class YA, 5.50%, 07/15/27	539
125	Series 2846, Class PO, PO, 08/15/34	88
691	Series 3068, Class AO, PO, 01/15/35	586
257	Series 3117, Class EO, PO, 02/15/36	206
83	Series 3117, Class OK, PO, 02/15/36	66
460	Series 3150, Class PO, PO, 05/15/36	371
911	Series 3152, Class MO, PO, 03/15/36	710
155	Series 3158, Class LX, FRN, 0.00%, 05/15/36	144
1,000	Series 3162, Class OB, 6.00%, 11/15/30	1,021
500	Series 3179, Class OA, PO, 07/15/36	405
153	Series 3189, Class SN, IF, 3.08%, 11/15/35	154
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
82	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	87
71	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	75
699	Series T-54, Class 2A, 6.50%, 02/25/43	717
241	Series T-54, Class 3A, 7.00%, 02/25/43	255
64	Series T-58, Class A, PO, 09/25/43	55
165	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
	Series 24, Class ZE, 6.25%, 11/25/23	170
	Federal National Mortgage Association REMICS,
6	Series 1988-7, Class Z, 9.25%, 04/25/18	6
27	Series 1989-70, Class G, 8.00%, 10/25/19	29
11	Series 1989-78, Class H, 9.40%, 11/25/19	13
9	Series 1989-83, Class H, 8.50%, 11/25/19	10

9	Series 1989-89, Class H, 9.00%, 11/25/19	10
3	Series 1990-1, Class D, 8.80%, 01/25/20	3
5	Series 1990-7, Class B, 8.50%, 01/25/20	6
5	Series 1990-60, Class K, 5.50%, 06/25/20	5
5	Series 1990-63, Class H, 9.50%, 06/25/20	5
5	Series 1990-93, Class G, 5.50%, 08/25/20	5
-(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	1
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	1
26	Series 1990-102, Class J, 6.50%, 08/25/20	27
11	Series 1990-120, Class H, 9.00%, 10/25/20	12
2	Series 1990-134, Class SC, IF, 14.38%, 11/25/20	3
-(h)	Series 1990-140, Class K, HB, 651.60%, 12/25/20	2
-(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	-(h)
14	Series 1991-42, Class S, IF, 9.25%, 05/25/21	16
10	Series 1992-33, Class F, FRN, 3.77%, 03/25/22	10
13	Series 1992-143, Class MA, 5.50%, 09/25/22	14
2	Series 1993-18, Class PK, 6.50%, 02/25/08	2
98	Series 1993-25, Class J, 7.50%, 03/25/23	105
612	Series 1993-37, Class PX, 7.00%, 03/25/23	639
206	Series 1993-54, Class Z, 7.00%, 04/25/23	218
43	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	50
2	Series 1993-72, Class F, FRN, 5.28%, 05/25/08	2
56	Series 1993-122, Class M, 6.50%, 07/25/23	58
21	Series 1993-165, Class SD, IF, 5.55%, 09/25/23	22
1	Series 1993-170, Class SE, IF, 9.41%, 09/25/08	1
4	Series 1993-175, Class SA, IF, 12.60%, 09/25/08	4
90	Series 1993-178, Class PK, 6.50%, 09/25/23	94
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,071
707	Series 1993-189, Class PL, 6.50%, 10/25/23	741
27	Series 1993-190, Class S, IF, 6.64%, 10/25/08	27
6	Series 1993-196, Class FA, FRN, 5.28%, 10/25/08	5
95	Series 1993-225, Class SG, IF, 7.15%, 12/25/13	105
150	Series 1993-247, Class SA, IF, 11.60%, 12/25/23	182
329	Series 1993-250, Class Z, 7.00%, 12/25/23	343
586	Series 1993-257, Class C, PO, 06/25/23	545
9	Series 1994-9, Class E, PO, 11/25/23	8
21	Series 1994-12, Class FC, FRN, 5.43%, 01/25/09	21
2	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	2
20	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	1
5	Series 1994-20, Class Z, 6.50%, 02/25/09	5
63	Series 1994-34, Class DZ, 6.00%, 03/25/09	63
42	Series 1994-55, Class G, 6.75%, 12/25/23	42
396	Series 1996-14, Class SE, IF, IO, 6.36%, 08/25/23	50
5	Series 1996-20, Class L, PO, 09/25/08	5
16	Series 1996-24, Class E, PO, 03/25/09	15
19	Series 1996-27, Class FC, FRN, 5.31%, 03/25/17	19
27	Series 1996-32, Class PH, 7.00%, 01/25/26	27
15	Series 1996-39, Class J, PO, 09/25/08	14
43	Series 1996-59, Class J, 6.50%, 08/25/22	45
241	Series 1996-59, Class K, 6.50%, 07/25/23	246

186	Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	5
197	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	7
86	Series 1997-27, Class J, 7.50%, 04/18/27	89
78	Series 1997-29, Class J, 7.50%, 04/20/27	83
160	Series 1997-39, Class PD, 7.50%, 05/20/27	170
74	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	15
12	Series 1998-4, Class C, PO, 04/25/23	11
16	Series 1998-27, Class B, PO, 12/25/08	15
159	Series 1998-36, Class ZB, 6.00%, 07/18/28	162
432	Series 2000-2, Class ZE, 7.50%, 02/25/30	457
205	Series 2001-4, Class PC, 7.00%, 03/25/21	218
328	Series 2001-5, Class OW, 6.00%, 03/25/16	335
610	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	107
441	Series 2001-36, Class DE, 7.00%, 08/25/31	460
108	Series 2001-44, Class PD, 7.00%, 09/25/31	114
486	Series 2001-48, Class Z, 6.50%, 09/25/21	511
123	Series 2001-49, Class Z, 6.50%, 09/25/31	128
116	Series 2001-50, Class VB, 6.50%, 12/25/16	115
193	Series 2001-52, Class XM, 6.50%, 11/25/10	196
467	Series 2001-61, Class VB, 7.00%, 12/25/16	467
51	Series 2001-61, Class VQ, 6.50%, 08/25/15	51
233	Series 2001-71, Class GU, 6.00%, 05/25/14	233
413	Series 2001-71, Class MB, 6.00%, 12/25/16	425
525	Series 2001-71, Class QE, 6.00%, 12/25/16	541
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,961
286	Series 2001-80, Class PE, 6.00%, 07/25/29	291
106	Series 2001-81, Class LO, PO, 01/25/32	90
271	Series 2002-1, Class HC, 6.50%, 02/25/22	283
102	Series 2002-1, Class SA, IF, 9.64%, 02/25/32	115
235	Series 2002-2, Class UC, 6.00%, 02/25/17	240
518	Series 2002-3, Class OG, 6.00%, 02/25/17	533
102	Series 2002-8, Class SR, IF, 6.20%, 03/25/09	103
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,257
342	Series 2002-21, Class PE, 6.50%, 04/25/32	355
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	420
323	Series 2002-28, Class PK, 6.50%, 05/25/32	336
439	Series 2002-37, Class Z, 6.50%, 06/25/32	452
810	Series 2002-56, Class UC, 5.50%, 09/25/17	822
430	Series 2002-59, Class AC, 6.00%, 03/25/28	431
40	Series 2002-59, Class VB, 6.50%, 04/25/32	40
810	Series 2002-74, Class LD, 5.00%, 01/25/16	812
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,013
442	Series 2002-84, Class VB, 5.50%, 04/25/15	450
73	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	9
405	Series 2002-94, Class BK, 5.50%, 01/25/18	414
381	Series 2003-8, Class SB, IF, IO, 2.87%, 03/25/16	13
202	Series 2003-22, Class UD, 4.00%, 04/25/33	165
162	Series 2003-34, Class GB, 6.00%, 03/25/33	164
304	Series 2003-34, Class GE, 6.00%, 05/25/33	310
81	Series 2003-39, Class IO, VAR, IO, 6.00%, 05/25/33	16

405	Series 2003-47, Class PE, 5.75%, 06/25/33	398
180	Series 2003-52, Class SX, IF, 8.60%, 10/25/31	203
168	Series 2003-64, Class SX, IF, 1.96%, 07/25/33	143
391	Series 2003-71, Class DS, IF, 1.18%, 08/25/33	278
912	Series 2003-73, Class GA, 3.50%, 05/25/31	869
1,344	Series 2003-80, Class SY, IF, IO, 2.87%, 06/25/23	127
405	Series 2003-83, Class PG, 5.00%, 06/25/23	404
1,000	Series 2003-86, Class PW, 4.50%, 06/25/15	994
115	Series 2003-91, Class SD, IF, 4.53%, 09/25/33	112
304	Series 2003-106, Class US, IF, 1.90%, 11/25/23	218
862	Series 2003-116, Class SB, IF, IO, 2.82%, 11/25/33	69
202	Series 2003-128, Class KE, 4.50%, 01/25/14	200
500	Series 2003-128, Class NG, 4.00%, 01/25/19	471
274	Series 2003-130, Class SX, IF, 4.35%, 01/25/34	271
1,153	Series 2004-1, Class DL, 4.50%, 02/25/18	1,146
303	Series 2004-14, Class SD, IF, 1.90%, 03/25/34	197
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	942
63	Series 2004-21, Class CO, PO, 04/25/34	27
405	Series 2004-25, Class PC, 5.50%, 01/25/34	414
261	Series 2004-25, Class SA, IF, 6.37%, 04/25/34	282
263	Series 2004-36, Class PC, 5.50%, 02/25/34	263
403	Series 2004-36, Class SA, IF, 6.37%, 05/25/34	428
287	Series 2004-76, Class CL, 4.00%, 10/25/19	273
407	Series 2005-40, Class YA, 5.00%, 09/25/20	407
614	Series 2005-52, Class PA, 6.50%, 06/25/35	637
457	Series 2005-56, Class S, IF, IO, 1.93%, 07/25/35	26
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,021
390	Series 2006-44, Class P, PO, 12/25/33	303
506	Series 2006-59, Class QO, PO, 01/25/33	411
337	Series 2006-65, Class QO, PO, 07/25/36	272
509	Series 2006-72, Class GO, PO, 08/25/36	415
500	Series 2006-77, Class PC, 6.50%, 08/25/36	529
908	Series 2006-110, Class PO, PO, 11/25/36	704
1,000	Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	1,004
1,525	Series 2007-84, Class PD, 6.00%, 08/25/32	1,553
993	Series 2007-106, Class A7, VAR, 6.25%, 10/25/37	998
8	Series G-14, Class L, 8.50%, 06/25/21	8
40	Series G-18, Class Z, 8.75%, 06/25/21	44
13	Series G-22, Class G, 6.00%, 12/25/16	13
28	Series G-35, Class M, 8.75%, 10/25/21	31
120	Series G92-35, Class E, 7.50%, 07/25/22	127
7	Series G92-42, Class Z, 7.00%, 07/25/22	7
173	Series G92-44, Class ZQ, 8.00%, 07/25/22	186
131	Series G92-54, Class ZQ, 7.50%, 09/25/22	140
28	Series G93-5, Class Z, 6.50%, 02/25/23	28
28	Series G95-1, Class C, 8.80%, 01/25/25	31
	Federal National Mortgage Association Whole Loan,
105	Series 2002-W5, Class A7, 6.25%, 08/25/30	105
62	Series 2002-W5, Class A10, IF, IO, 3.32%, 11/25/30	2
330	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	344

93	Series 2003-W4, Class 2A, 6.50%, 10/25/42	97
290	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	308
10	Federal National Mortgage Association Interest STRIPS,
1	Series 50, Class 2, IO, 10.50%, 03/01/19	-(h)
10	Series 218, Class 2, IO, 7.50%, 04/01/23	2
134	Series 329, Class 1, PO, 01/01/33	103
300	Series 340, Class 1, PO, 09/01/33	219
	Government National Mortgage Association,
99	Series 1994-3, Class PQ, 7.49%, 07/16/24	104
362	Series 1994-4, Class KQ, 7.99%, 07/16/24	382
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	639
140	Series 1995-3, Class DQ, 8.05%, 06/16/25	152
38	Series 1995-7, Class CQ, 7.50%, 09/16/25	40
291	Series 1996-16, Class E, 7.50%, 08/16/26	304
60	Series 1998-26, Class K, 7.50%, 09/17/25	63
866	Series 1999-10, Class ZC, 6.50%, 04/20/29	893
132	Series 1999-30, Class S, IF, IO, 3.94%, 08/16/29	11
102	Series 1999-41, Class Z, 8.00%, 11/16/29	108
76	Series 1999-44, Class PC, 7.50%, 12/20/29	80
179	Series 2000-6, Class Z, 7.50%, 02/20/30	184
30	Series 2000-9, Class Z, 8.00%, 06/20/30	33
729	Series 2000-9, Class ZJ, 8.50%, 02/16/30	795
290	Series 2000-14, Class PD, 7.00%, 02/16/30	304
85	Series 2000-16, Class ZN, 7.50%, 02/16/30	90
444	Series 2000-37, Class B, 8.00%, 12/20/30	460
36	Series 2000-38, Class AH, 7.15%, 12/20/30	37
282	Series 2001-7, Class PK, 6.50%, 03/20/31	293
15	Series 2001-32, Class WA, IF, 8.28%, 07/20/31	16
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	419
104	Series 2002-7, Class PG, 6.50%, 01/20/32	106
147	Series 2002-31, Class S, IF, IO, 4.04%, 01/16/31	17
396	Series 2002-40, Class UK, 6.50%, 06/20/32	415
405	Series 2002-47, Class PG, 6.50%, 07/16/32	422
405	Series 2002-47, Class PY, 6.00%, 07/20/32	414
470	Series 2002-47, Class ZA, 6.50%, 07/20/32	484
38	Series 2002-51, Class SG, IF, 11.96%, 04/20/31	44
225	Series 2002-54, Class GB, 6.50%, 08/20/32	235
126	Series 2002-79, Class KV, 6.00%, 11/20/13	128
306	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	31
254	Series 2003-4, Class NY, 5.50%, 12/20/13	258
82	Series 2003-24, Class PO, PO, 03/16/33	70
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	320
321	Series 2003-52, Class AP, PO, 06/16/33	262
225	Series 2003-95, Class SB, IF, 5.55%, 09/17/31	225
78	Series 2003-95, Class SC, IF, IO, 2.31%, 09/17/31	1
66	Series 2004-28, Class S, IF, 6.85%, 04/16/34	71
143	Series 2004-73, Class AE, IF, 5.19%, 08/17/34	144
991	Series 2007-49, Class NO, PO, 12/20/35	842
	Vendee Mortgage Trust,
542	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	554

771	Series 1996-1, Class 1Z, 6.75%, 02/15/26	835
263	Series 1996-2, Class 1Z, 6.75%, 06/15/26	283
1,051	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,139
265	Series 1998-1, Class 2E, 7.00%, 09/15/27	282
		101,980

Non-Agency CMO — 7.1%
415	ABN AMRO Mortgage Corp.,
	Series 2003-9, Class A2, 4.50%, 08/25/18	408
113	Banc of America Funding Corp.,
	Series 2004-1, Class PO, PO, 03/25/34	89
	Banc of America Mortgage Securities,
90	Series 2003-8, Class A, PO, 11/25/33	66
220	Series 2004-1, Class A, PO, 02/25/34	181
158	Series 2004-6, Class A, PO, 07/25/34	121
88	Banc of America Alternative Loan Trust,
	Series 2003-11, Class PO, PO, 01/25/34	72
59	BHN II Mortgage Trust,
	Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	1
	Citigroup Mortgage Loan Trust, Inc.,
199	Series 2003-UP3, Class A3, 7.00%, 09/25/33	204
81	Series 2003-UST1, Class 1, PO, 12/25/18	67
56	Series 2003-UST1, Class 3, PO, 12/25/18	47
435	Series 2003-UST1, Class A1, 5.50%, 12/25/18	437
	Countrywide Alternative Loan Trust,
877	Series 2002-8, Class A4, 6.50%, 07/25/32	880
1,246	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,022
274	Series 2005-26CB, Class A10, IF, 4.37%, 07/25/35	274
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	465
	Countrywide Home Loan Mortgage Pass-Through Trust,
773	Series 2003-26, Class 1A6, 3.50%, 08/25/33	670
389	Series 2003-J7, Class 4A3, IF, 3.61%, 08/25/18	384
152	Series 2003-J13, Class PO, PO, 01/25/34	123
101	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	100
685	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	684
385	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	295
152	Deutsche Mortgage Securities, Inc.,
	Series 2004-1, Class 2A, PO, 10/25/18	127
	First Horizon Asset Securities, Inc.,
475	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	477
620	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	621
202	Series 2004-AR7, Class 2A2, FRN, 4.91%, 02/25/35	204
567	GMAC Mortgage Corp. Loan Trust,
	Series 2004-J1, Class A15, 5.25%, 04/25/34	569
620	Indymac Index Mortgage Loan Trust,
	Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	8
428	MASTR Adjustable Rate Mortgages Trust,
	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	423
	MASTR Alternative Loans Trust,
769	Series 2003-9, Class 8A1, 6.00%, 01/25/34	745
2,523	Series 2004-4, Class 10A1, 5.00%, 05/25/24	2,393

75	Series 2004-7, Class 30, PO, 08/25/34	61
199	Series 2004-10, Class 1A1, 4.50%, 09/25/19	194
	MASTR Asset Securitization Trust,
810	Series 2003-2, Class 1A1, 5.00%, 03/25/18	803
105	Series 2003-4, Class 2A2, 5.00%, 05/25/18	105
232	Series 2003-11, Class 6A2, 4.00%, 12/25/33	230
135	Series 2004-8, Class PO, PO, 08/25/19	109
628	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	433
136	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 5.11%, 02/25/35	135
	Nomura Asset Acceptance Corp.,
245	Series 2003-A1, Class A1, 5.50%, 05/25/33	242
179	Series 2003-A1, Class A2, 6.00%, 05/25/33	180
14	Series 2003-A1, Class A5, 7.00%, 04/25/33	14
156	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	157
-(h)	Paine Webber CMO Trust,
	Series H, Class 4, 8.75%, 04/01/18	-(h)
	Residential Accredit Loans, Inc.,
1,188	Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,183
230	Series 2002-QS16, Class A3, IF, 6.61%, 10/25/17	238
263	Series 2003-QS3, Class A2, IF, 5.96%, 02/25/18	275
1,139	Series 2003-QS9, Class A3, IF, IO, 2.76%, 05/25/18	104
202	Series 2004-QS8, Class A2, 5.00%, 06/25/34	199
145	Residential Asset Securitization Trust,
	Series 2003-A14, Class A1, 4.75%, 02/25/19	142
	Residential Funding Mortgage Securities I,
537	Series 2003-S7, Class A17, 4.00%, 05/25/33	497
491	Series 2003-S11, Class A1, 2.50%, 06/25/18	478
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	194
4	Rural Housing Trust,
	Series 1987-1, Class 3B, 7.33%, 04/01/26	4
65	Salomon Brothers Mortgage Securities VII, Inc.,
	Series 2003-UP2, Class 1, PO, 12/25/18	57
2	Structured Mortgage Asset Residential Trust,
	Series 1993-2A, Class AE, 7.60%, 03/25/09	2
400	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2005-4, Class CB7, 5.50%, 06/25/35	387
99	Washington Mutual MSC Mortgage Pass-Through Certificates,
	Series 2003-MS7, Class P, PO, 03/25/33	82
	WaMu Mortgage Pass-Through Certificates,
514	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	513
457	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	456
304	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	303
110	Series 2003-S10, Class A6, PO, 10/25/18	86
285	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	282
905	Series 2004-S3, Class 2A3, IF, 5.67%, 07/25/34	919
	Wells Fargo Mortgage Backed Securities Trust,
155	Series 2003-11, Class 1A, PO, 10/25/18	129
405	Series 2003-13, Class A7, 4.50%, 11/25/18	387

178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	178
270	Series 2004-7, Class 2A2, 5.00%, 07/25/19	269
768	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	763
254	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	252
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	500
		23,699
	Total Collateralized Mortgage Obligations
	(Cost $126,832)	125,679

Commercial Mortgage Backed Securities — 1.8%
500	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	500
	Bear Stearns Commercial Mortgage Securities,
35	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	35
11	Series 2004-T16, Class A2, 3.70%, 02/13/46	12
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	297
360	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	363
365	Series 2006-PW14, Class A1, 5.04%, 12/11/38	367
424	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	431
436	CS First Boston Mortgage Securities Corp.,
	Series 1998-C2, Class A2, 6.30%, 11/15/30	438
86	First Union-Chase Commercial Mortgage,
	Series 1999-C2, Class A2, 6.65%, 06/15/31	86
500	Merrill Lynch Mortgage Trust,
	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	492
	Morgan Stanley Capital I,
526	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	530
120	Series 2006-T23, Class A1, 5.68%, 08/12/41	122
500	Morgan Stanley Dean Witter Capital I,
	Series 2001-280, Class A2, 6.49%, 02/03/16 (e)	537
1,000	TIAA Seasoned Commercial Mortgage Trust,
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	1,032
810	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	796
	Total Commercial Mortgage Backed Securities	6,038
	(Cost $6,037)

Corporate Bonds — 20.6%

Aerospace & Defense — 0.1%
250	Northrop Grumman Corp.,
	7.13%, 02/15/11	271
185	Systems 2001 AT LLC (Cayman Islands),
	7.16%, 12/15/11 (e)	198
		469

Air Freight & Logistics — 0.3%
791	FedEx Corp.,
	6.72%, 01/15/22	883

Airlines — 0.2%
106	American Airlines, Inc.,

	7.02%, 10/15/09 (c)	106
	Continental Airlines, Inc.,
202	7.06%, 09/15/09	205
43	7.26%, 03/15/20	45
191	United Airlines, Inc.,
	6.07%, 03/01/13	192
		548

Automobiles — 0.3%
	Daimler Finance North America LLC,
405	4.75%, 01/15/08	404
709	7.20%, 09/01/09	736
		1,140

Beverages — 0.0% (g)
75	Anheuser-Busch Cos., Inc.,
	5.50%, 01/15/18	75

Capital Markets — 4.2%
	Bear Stearns Cos., Inc. (The),
800	3.25%, 03/25/09	768
100	5.70%, 11/15/14	95
450	6.40%, 10/02/17	440
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09 (c)	112
405	5.50%, 08/15/13	414
1,640	6.13%, 11/15/11	1,718
	Goldman Sachs Group, Inc. (The),
269	3.88%, 01/15/09	266
202	4.75%, 07/15/13	197
200	5.15%, 01/15/14	198
300	5.50%, 11/15/14	301
600	6.25%, 09/01/17 (c)	622
486	6.60%, 01/15/12	517
1,000	6.88%, 01/15/11	1,062
101	7.35%, 10/01/09	106
	Lehman Brothers Holdings, Inc.,
300	4.80%, 03/13/14	279
350	6.00%, 07/19/12	355
455	6.63%, 01/18/12	472
	Merrill Lynch & Co., Inc.,
202	3.13%, 07/15/08	199
405	3.70%, 04/21/08	401
304	4.13%, 01/15/09	299
200	4.50%, 11/04/10 (c)	195
200	5.00%, 01/15/15	188
202	5.45%, 07/15/14	196
800	6.40%, 08/28/17 (c)	811
	Morgan Stanley,
243	4.25%, 05/15/10 (c)	239
147	4.75%, 04/01/14	140
175	5.75%, 08/31/12	179
1,000	6.60%, 04/01/12	1,048

1,240	6.75%, 04/15/11	1,302
607	State Street Corp.,
	7.65%, 06/15/10	653
		13,772

Chemicals — 0.2%
	Dow Chemical Co. (The),
100	6.00%, 10/01/12	104
304	6.13%, 02/01/11	316
125	Monsanto Co.,
	7.38%, 08/15/12	138
100	Potash Corp. of Saskatchewan (Canada),
	4.88%, 03/01/13	99
		657

Commercial Banks — 2.7%
	Barclays Bank plc (United Kingdom),
100	5.45%, 09/12/12	103
250	6.05%, 12/04/17 (e)	249
152	Branch Banking & Trust Co.,
	4.88%, 01/15/13	151
350	Fifth Third Bancorp,
	5.45%, 01/15/17	343
1,012	Firstar Bank N.A.,
	7.13%, 12/01/09	1,066
405	Keycorp,
	4.70%, 05/21/09	407
300	M&T Bank Corp.,
	6.63%, 12/04/17	301
200	Marshall & Ilsley Corp.,
	5.35%, 04/01/11	205
233	Mellon Funding Corp.,
	3.25%, 04/01/09	229
225	PNC Funding Corp.,
	5.25%, 11/15/15	220
202	Popular North America, Inc.,
	4.25%, 04/01/08	201
380	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	377
	SunTrust Bank,
270	5.25%, 11/05/12	273
229	6.38%, 04/01/11	240
1,012	U.S. Bank N.A.,
	6.50%, 02/01/08	1,012
202	Wachovia Bank N.A.,
	7.80%, 08/18/10	218
	Wachovia Corp.,
709	3.50%, 08/15/08	699
388	3.63%, 02/17/09	380
400	5.75%, 06/15/17	394
	Wells Fargo & Co.,
456	3.13%, 04/01/09	447

550	5.00%, 11/15/14 (c)	542
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	86
628	7.55%, 06/21/10	676
		8,819

Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc.,
	5.50%, 02/22/16	102

Computers & Peripherals — 0.2%
	Hewlett-Packard Co.,
325	5.40%, 03/01/17	330
	International Business Machines Corp.,
283	5.39%, 01/22/09	286
150	5.70%, 09/14/17	154
		770

Consumer Finance — 1.9%
405	American Express Credit Corp.,
	3.00%, 05/16/08	401
91	American General Finance Corp.,
	5.38%, 10/01/12	91
71	Capital One Bank,
	5.75%, 09/15/10	71
	Capital One Financial Corp.,
100	5.70%, 09/15/11 (c)	96
245	6.25%, 11/15/13	237
	HSBC Finance Corp.,
202	4.75%, 05/15/09	202
200	5.25%, 01/15/14	197
500	5.50%, 01/19/16	494
1,417	5.88%, 02/01/09	1,432
202	6.38%, 11/27/12	211
202	6.50%, 11/15/08	204
452	6.75%, 05/15/11	472
698	8.00%, 07/15/10	749
	International Lease Finance Corp.,
177	4.50%, 05/01/08	176
152	5.88%, 05/01/13 (c)	155
100	6.38%, 03/15/09	101
200	John Deere Capital Corp.,
	4.40%, 07/15/09	201
	SLM Corp.,
100	4.00%, 01/15/10	94
263	5.38%, 01/15/13	235
202	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	199
202	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	212
		6,230

Diversified Financial Services — 3.5%
1,108	Associates Corp. of North America,

	8.15%, 08/01/09	1,179
	Bank of America Corp.,
125	5.25%, 12/01/15 (c)	123
300	6.00%, 09/01/17 (c)	306
405	7.40%, 01/15/11	437
1,470	7.80%, 02/15/10	1,575
	Caterpillar Financial Services Corp.,
100	3.45%, 01/15/09	98
100	5.50%, 03/15/16	102
	CIT Group, Inc.,
250	5.00%, 02/13/14 (c)	223
300	7.63%, 11/30/12	303
	Citigroup, Inc.,
121	3.50%, 02/01/08	121
202	4.25%, 07/29/09	201
506	5.63%, 08/27/12	514
300	6.00%, 08/15/17 (c)	306
81	6.20%, 03/15/09	83
	General Electric Capital Corp.,
455	3.50%, 05/01/08	452
425	4.25%, 01/15/08	425
354	4.63%, 09/15/09	356
500	5.40%, 02/15/17	510
500	5.65%, 06/09/14 (c)	520
1,562	5.88%, 02/15/12	1,638
695	6.00%, 06/15/12	732
516	6.13%, 02/22/11	545
600	Genworth Global Funding Trusts,
	5.20%, 10/08/10	612
125	Textron Financial Corp.,
	5.13%, 02/03/11	128
		11,489

Diversified Telecommunication Services — 1.4%
142	Ameritech Capital Funding Corp.,
	6.15%, 01/15/08	142
187	Bellsouth Telecommunications, Inc.,
	6.30%, 12/15/15	197
830	British Telecommunications plc (United Kingdom),
	8.63%, 12/15/10	911
587	France Telecom S.A. (France),
	7.75%, 03/01/11	638
176	New York Telephone Co.,
	6.00%, 04/15/08	176
567	Nynex Capital Funding Co.,
	SUB, 8.23%, 10/15/09	606
35	Nynex Corp.,
	9.55%, 05/01/10	38
	Sprint Capital Corp.,
81	7.63%, 01/30/11	84
182	8.38%, 03/15/12	195

225	Telecom Italia Capital S.A. (Luxembourg),
	5.25%, 11/15/13	222
283	TELUS Corp. (Canada),
	8.00%, 06/01/11	309
202	Verizon Florida, Inc.,
	6.13%, 01/15/13 (c)	208
800	Verizon Global Funding Corp.,
	7.25%, 12/01/10	858
200	Verizon Virginia, Inc.,
	4.63%, 03/15/13	193
		4,777

Electric Utilities — 0.4%
81	Alabama Power Co.,
	4.70%, 12/01/10	82
233	Carolina Power & Light Co.,
	5.13%, 09/15/13	234
100	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	101
300	Exelon Generation Co. LLC,
	6.95%, 06/15/11	316
46	Kiowa Power Partners LLC,
	4.81%, 12/30/13 (e)	47
100	Pacific Gas & Electric Co.,
	5.63%, 11/30/17	100
221	PSEG Power LLC,
	7.75%, 04/15/11	238
210	Virginia Electric and Power Co.,
	5.10%, 11/30/12	210
		1,328

Food & Staples Retailing — 0.1%
304	Kroger Co. (The),
	8.05%, 02/01/10	327

Food Products — 0.1%
200	Kellogg Co.,
	5.13%, 12/03/12	202

Gas Utilities — 0.2%
100	Atmos Energy Corp.,
	5.13%, 01/15/13	98
50	Centerpoint Energy Resources Corp.,
	6.13%, 11/01/17	51
820	Enron Corp.,
	6.75%, 07/01/05 (d) (f)	-(h)
162	KeySpan Gas East Corp.,
	7.88%, 02/01/10	173
263	Southern California Gas Co.,
	4.80%, 10/01/12	265
50	Texas Eastern Transmission LP,
	7.30%, 12/01/10	54
100	TransCanada Pipelines Ltd. (Canada),
	4.00%, 06/15/13	95

736

Insurance — 2.0%
	American International Group, Inc.,
385	4.25%, 05/15/13	366
400	5.45%, 05/18/17	395
607	ASIF Global Financing XIX,
	4.90%, 01/17/13 (e)	599
455	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	449
405	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	434
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (c) (e)	239
243	7.90%, 07/02/10 (c) (e)	266
405	MassMutual Global Funding II,
	3.50%, 03/15/10 (e)	401
222	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	229
445	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	447
121	Nationwide Financial Services,
	6.25%, 11/15/11	127
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	222
506	5.38%, 09/15/13 (e)	522
233	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	230
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	199
765	6.25%, 02/15/12 (e)	818
	Protective Life Secured Trusts,
217	4.00%, 10/07/09	218
405	4.00%, 04/01/11	405
76	XL Capital Ltd. (Cayman Islands),
	5.25%, 09/15/14	74
		6,640

Media — 0.6%
106	Comcast Cable Communications Holdings, Inc.,
	8.38%, 03/15/13	119
749	Comcast Cable Holdings LLC,
	9.80%, 02/01/12	870
	Comcast Corp.,
121	5.50%, 03/15/11	122
100	5.90%, 03/15/16	101
182	Cox Communications, Inc.,
	7.75%, 11/01/10	196
283	Historic TW, Inc.,
	7.48%, 01/15/08	284
100	Time Warner Cable, Inc.,
	5.85%, 05/01/17	99

223	Time Warner Entertainment Co. LP,
	10.15%, 05/01/12	263
		2,054

Metals & Mining — 0.1%
250	Alcoa, Inc.,
	5.55%, 02/01/17 (c)	245

Multi-Utilities — 0.4%
195	Dominion Resources, Inc.,
	6.25%, 06/30/12	203
202	DTE Energy Co.,
	6.65%, 04/15/09	207
	Duke Energy Carolinas LLC,
455	4.20%, 10/01/08 (c)	453
405	5.63%, 11/30/12	423
		1,286

Oil, Gas & Consumable Fuels — 0.2%
400	ConocoPhillips Co.,
	8.75%, 05/25/10	440
190	ConocoPhillips Canada Funding Co. (Canada),
	5.63%, 10/15/16 (c)	195
175	Marathon Oil Corp.,
	6.00%, 10/01/17	179
		814

Paper & Forest Products — 0.2%
	International Paper Co.,
334	4.00%, 04/01/10	331
131	4.25%, 01/15/09	130
40	Weyerhaeuser Co.,
	6.75%, 03/15/12	42
		503

Personal Products — 0.0% (g)
95	Procter & Gamble Co.,
	9.36%, 01/01/21	121

Pharmaceuticals — 0.0% (g)
75	Schering-Plough Corp.,
	6.00%, 09/15/17	77

Real Estate Investment Trusts (REITs) — 0.0% (g)
150	HRPT Properties Trust,
	6.65%, 01/15/18	151

Real Estate Management & Development — 0.0% (g)
81	ERP Operating LP,
	4.75%, 06/15/09	81

Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
235	6.13%, 03/15/09	238
202	7.13%, 12/15/10	214
50	Norfolk Southern Corp.,
	7.70%, 05/15/17	58
	Union Pacific Corp.,
100	4.88%, 01/15/15	98

100	5.65%, 05/01/17 (c)	101
709

Software — 0.1%
200	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	200

Thrifts & Mortgage Finance — 0.6%
	Countrywide Home Loans, Inc.,
233	3.25%, 05/21/08 (c)	207
810	4.00%, 03/22/11	616
	Washington Mutual Bank,
76	5.65%, 08/15/14	67
304	6.88%, 06/15/11	288
	Washington Mutual, Inc.,
275	4.20%, 01/15/10	252
135	7.25%, 11/01/17 (c)	117
304	World Savings Bank FSB,
	4.50%, 06/15/09 (c)	305
		1,852

Water Utilities — 0.1%
200	American Water Capital Corp.,
	6.09%, 10/15/17 (e)	209

Wireless Telecommunication Services — 0.3%
364	New Cingular Wireless Services, Inc.,
	7.88%, 03/01/11	395
500	Sprint Nextel Corp.,
	6.00%, 12/01/16	476
		871
	Total Corporate Bonds
	(Cost $68,897)	68,137

Foreign Government Securities — 0.3%
607	Province of Quebec (Canada),
	5.75%, 02/15/09 (c)	623
	United Mexican States (Mexico),
277	6.38%, 01/16/13	294
175	6.63%, 03/03/15 (c)	189
	Total Foreign Government Securities
	(Cost $1,091)	1,106

Mortgage Pass-Through Securities — 13.5%
	Federal Home Loan Mortgage Corp. Conventional Pools,
14	12.00%, 08/01/15 - 07/01/19	14
1,227	ARM, 4.51%, 12/01/34	1,220
443	ARM, 5.58%, 01/01/37	448
100	ARM, 7.09%, 01/01/27	101
18	ARM, 7.13%, 07/01/26	19
	Federal Home Loan Mortgage Corp. Gold Pools,
2,192	4.00%, 05/01/14 - 06/01/19	2,142
191	4.50%, 10/01/18	189
58	5.50%, 06/01/17	58

78	6.00%, 04/01/18	80
57	6.00%, 12/01/22	59
244	6.00%, 01/01/34	248
358	6.50%, 12/01/13 - 08/01/26	369
2,760	6.50%, 01/01/17 - 03/01/22	2,851
598	7.00%, 08/01/10 - 01/01/17	622
26	7.00%, 04/01/22 - 04/01/26	27
47	7.50%, 08/01/08 - 10/01/14	48
18	7.50%, 08/01/25	19
24	8.00%, 07/01/20 - 11/01/24	25
14	8.50%, 01/01/10	14
62	8.50%, 07/01/28	67
	Federal National Mortgage Association Various Pools,
431	4.00%, 09/01/13	428
7,019	4.00%, 07/01/18 - 05/01/19	6,781
2,468	4.50%, 08/01/18 - 05/01/19	2,431
369	4.50%, 08/01/33	351
1,434	5.00%, 12/01/16 - 06/01/18	1,438
3,474	5.00%, 07/01/33 - 12/01/34	3,413
340	5.50%, 12/01/33	341
3,282	6.00%, 02/01/19 - 03/01/21	3,362
429	6.00%, 04/01/24	439
757	6.00%, 12/01/32 - 09/01/33	772
545	6.50%, 12/01/10 - 08/01/20	564
564	6.50%, 05/01/22	584
228	6.50%, 03/01/29 - 08/01/31	239
7	7.00%, 06/01/10	8
83	7.00%, 04/01/17 - 08/01/32	87
81	7.50%, 10/01/12	84
40	7.50%, 11/01/22 - 05/01/25	42
59	8.00%, 11/01/12	61
145	8.00%, 03/01/21 - 11/01/28	156
76	8.50%, 07/01/24 - 02/01/30	83
60	9.00%, 09/01/19 - 12/01/30	65
18	9.50%, 12/01/18	20
7	10.00%, 02/01/24	8
11	12.50%, 01/01/16	12
1,006	ARM, 4.11%, 09/01/33	991
909	ARM, 4.66%, 09/01/34	908
810	ARM, 4.69%, 04/01/35	809
848	ARM, 4.79%, 09/01/35	854
1,036	ARM, 4.80%, 08/01/34	1,041
413	ARM, 4.83%, 01/01/35	414
585	ARM, 4.85%, 02/01/35	587
548	ARM, 4.89%, 04/01/33	554
723	ARM, 4.90%, 08/01/35	726
625	ARM, 4.91%, 02/01/35	626
815	ARM, 5.06%, 01/01/35	817
517	ARM, 5.12%, 11/01/33	519
740	ARM, 5.15%, 10/01/34	753

876	ARM, 5.20%, 02/01/36	881
692	ARM, 5.26%, 09/01/35	697
43	ARM, 5.53%, 09/01/27	44
47	ARM, 5.55%, 03/01/29	48
614	ARM, 5.82%, 07/01/46	624
516	ARM, 6.20%, 09/01/36	521
18	ARM, 6.71%, 03/01/19	18
5	ARM, 6.79%, 08/01/19	5
8	ARM, 7.54%, 06/01/26	8
	Government National Mortgage Association Various Pools,
88	6.00%, 10/15/17	90
411	6.00%, 03/20/28 - 11/15/28	423
12	6.50%, 07/15/09	12
368	6.50%, 01/15/24 - 02/15/33	383
468	7.00%, 08/15/23 - 06/15/33	498
23	7.50%, 02/15/12 - 03/15/12	24
105	7.50%, 01/15/22 - 06/15/32	110
103	8.00%, 05/15/09 - 01/15/16	109
114	8.00%, 05/15/22 - 10/28/28	123
67	8.50%, 11/15/17 - 05/20/25	73
30	9.00%, 01/15/09 - 11/15/24	32
54	9.50%, 10/15/09 - 12/15/25	59
26	12.00%, 11/15/19	30
	Total Mortgage Pass-Through Securities
	(Cost $44,458)	44,800

Supranational — 0.0% (g)
40	Corp. Andina de Fomento,
	5.20%, 05/21/13	40
20	Inter-American Development Bank,
	8.40%, 09/01/09	22
	Total Supranational	62
	(Cost $62)

U.S. Government Agency Securities — 1.7%
	Federal Home Loan Bank System,
2,357	4.72%, 09/20/12	2,371
202	6.21%, 06/02/09	209
405	Federal Home Loan Mortgage Corp.,
	4.13%, 07/12/10 (c)	409
	Federal National Mortgage Association,
810	5.50%, 03/15/11 (c)	853
243	6.13%, 03/15/12 (c)	263
678	6.25%, 02/01/11	725
500	6.63%, 09/15/09	525
121	6.63%, 11/15/10 (c)	131
	Total U.S. Government Agency Securities
	(Cost $5,435)	5,486

U.S. Treasury Obligations — 17.6%
U.S. Treasury Bonds,

405	9.88%, 11/15/15 (m)	570
4,800	11.75%, 11/15/14	5,580
858	12.50%, 08/15/14 (c)	990
	U.S. Treasury Bonds Coupon STRIPS,
2,551	05/15/09 (c)	2,443
500	11/15/09 (c)	472
320	02/15/10 (c)	300
61	02/15/12 (c)	53
101	08/15/12 (c)	86
1,050	11/15/12 (c)	887
2,624	02/15/13 (m)	2,190
1,500	05/15/13	1,238
454	08/15/13 (m)	371
202	11/15/13 (c)	163
6,027	02/15/14 (m)	4,807
3,316	05/15/14 (m)	2,608
4,602	08/15/14 (m)	3,583
2,768	11/15/14 (m)	2,126
2,700	02/15/15 (c)	2,034
127	08/15/15 (c)	94
2,452	11/15/15 (m)	1,784
5,766	02/15/16 (m)	4,147
1,072	05/15/16	761
555	08/15/16	390
200	11/15/16	139
200	05/15/17 (c)	135
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09 (c)	1,432
290	11/15/12	245
3,000	02/15/15 (c)	2,285
400	05/15/16 (c)	284
809	U.S. Treasury Inflation Indexed Bonds,
	4.25%, 01/15/10 (c)	866
	U.S. Treasury Notes,
500	3.25%, 01/15/09 (c)	501
1,000	3.50%, 02/15/10 (c)	1,009
500	3.63%, 07/15/09 (c)	504
400	3.63%, 01/15/10 (c)	405
730	4.00%, 06/15/09 (c)	740
2,000	4.50%, 09/30/11 (c)	2,087
6,000	4.63%, 10/31/11 (c)	6,293
500	4.88%, 05/15/09 (c)	513
1,000	5.00%, 07/31/08 (c)	1,011
500	5.13%, 06/30/11 (c)	532
250	5.63%, 05/15/08 (c)	253
631	5.75%, 08/15/10 (c)	674
665	6.50%, 02/15/10 (c)	713
	Total U.S. Treasury Obligations
	(Cost $57,242)	58,298
	Total Long-Term Investments

	(Cost $320,029)	319,475
Shares

Short-Term Investment — 4.4%

Investment Company — 4.4%
14,720	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
	(Cost $14,720)	14,720

Principal Amount ($)

Investment of Cash Collateral for Securities on Loan — 9.7%

Certificates of Deposit — 0.8%
1,250	Canadian Imperial Bank, New York,
	FRN, 4.62%, 02/14/08	1,250
1,200	Deutsche Bank, New York, (Germany),
	FRN, 4.78%, 01/22/08	1,200
		2,450

Corporate Notes — 3.9%
1,000	Banque Federative du Credit Mutuel, (France),
	FRN, 4.67%, 08/01/08	1,000
2,000	BBVA Senior Finance S.A., (Spain),
	FRN, 5.75%, 03/12/10	1,989
350	Beta Finance, Inc.,
	FRN, 4.62%, 01/15/08 (i) (s)	349
1,300	CDC Financial Products, Inc.,
	FRN, 4.84%, 12/31/07	1,300
1,700	Citigroup Global Markets, Inc.,
	FRN, 4.84%, 12/07/07	1,700
2,000	General Electric Capital Corp.,
	FRN, 4.65%, 03/12/10	1,973
1,000	Macquarie Group Ltd., (Australia),
	FRN, 4.79%, 08/20/08	999
2,000	Monumental Global Funding,
	FRN, 5.07%, 05/24/10	1,990
1,450	Unicredito Italiano Bank plc, (Iceland),
	FRN, 4.69%, 08/08/08	1,449
		12,749

Repurchase Agreements — 5.0%
6,675	Banc of America Securities LLC, 4.62%, dated 11/30/07, due 12/03/07, repurchase
	price $6,678, collateralized by U.S. Government Agency Mortgages	6,675
5,000	Barclays Capital, Inc., 4.63%, dated 11/30/07, due 12/03/07, repurchase price $5,002
	collateralized by U.S. Government Agency Mortgages	5,000
5,000	Lehman Brothers, Inc., 4.68%, dated 11/30/07, due 12/03/07, repurchase price
	$5,002, collateralized by U.S. Government Agency Mortgages	5,000
		16,675
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $31,925)	31,874

Total Investments — 110.5%
(Cost $366,674)	366,069

Liabilities in Excess of Other Assets — (10.5)%	(34,784)

NET ASSETS-- 100.0%	$331,285

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. JPMorgan Intermediate Bond Trust owns fair value securities with a market value of less than $1,000 which amounts to less than 0.1% of net assets.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2007.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,609
Aggregate gross unrealized depreciation	(4,214)
Net unrealized appreciation/depreciation	$(605)

Federal income tax cost of investments	$366,674

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 28, 2008